UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-1018

Dreyfus Founders Funds, Inc.
---------------------------------------------------------------
(Exact name of registrant as specified in charter)

210 University Boulevard, Suite 800, Denver, Colorado 80206
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(Address of principal executive offices) (Zip code)

Kenneth R. Christoffersen, Esq.
210 University Boulevard, Suite 800, Denver, Colorado 80206
---------------------------------------------------------------

(Name and address of agent for service)

Registrant's telephone number, including area code: 303-394-4404

Date of fiscal year end: December 31

Date of reporting period: March 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS

Dreyfus Founders Balanced Fund
Statement of Investments
March 31, 2006 (unaudited)

Shares		Market Value

Common Stocks (Domestic) - 51.1%
Airlines - 0.8%
23,200	Continental Airlines, Inc. Class B*	$624,080

Apparel Retail - 0.5%
17,900	Urban Outfitters, Inc.*	439,266

Automotive Retail - 0.9%
15,500	Advance Auto Parts, Inc.	645,420

Biotechnology - 1.9%
7,400	Amgen, Inc.*	538,350
6,300	Genzyme Corporation*	423,486
5,600	Gilead Sciences, Inc.*	348,432
		1,310,268

Broadcasting & Cable TV - 0.8%
20,700	Comcast Corporation Special Class A*	540,684

Communications Equipment - 1.2%
23,600	Cisco Systems, Inc.*	511,412
17,500	Juniper Networks, Inc.*	334,600
		846,012

Computer & Electronics Retail - 0.7%
8,850	Best Buy Company, Inc.	494,981

Computer Hardware - 2.3%
9,900	Apple Computer, Inc.*	620,928
29,500	Hewlett-Packard Company	970,550
		1,591,478

Computer Storage & Peripherals - 1.6%
42,700	Seagate Technology*	1,124,291

Consumer Electronics - 1.1%
6,500	Harman International Industries, Inc.	722,345

Consumer Finance - 1.1%
14,200	SLM Corporation	737,548

Department Stores - 2.2%
3,000	Federated Department Stores, Inc.	219,000
9,000	J.C. Penney Company, Inc.	543,690
13,500	Kohl's Corporation*	715,635
		1,478,325

Diversified Banks - 2.6%
12,000	Bank of America Corporation	546,480
19,300	Wells Fargo & Company	1,232,691
		1,779,171

Diversified Chemicals - 0.5%
8,200	E.I. du Pont de Nemours and Company	346,122

Electronic Equipment Manufacturers - 1.1%
19,700	Agilent Technologies, Inc.*	739,735

Food Distributors - 0.8%
16,800	Sysco Corporation	538,440

Food Retail - 1.5%
41,400	Safeway, Inc.	1,039,968

General Merchandise Stores - 1.2%
31,500	Family Dollar Stores, Inc.	837,900

Healthcare Equipment - 0.3%
7,900	Boston Scientific Corporation*	182,095

Healthcare Services - 0.7%
8,700	Omnicare, Inc.	478,413

Healthcare Supplies - 0.8%
9,300	DENTSPLY International, Inc.	540,795

Household Products - 2.9%
10,700	Clorox Company	640,395
9,850	Colgate-Palmolive Company	562,435
13,535	Procter & Gamble Company	779,887
		1,982,717

Industrial Conglomerates - 2.9%
56,900	General Electric Company	1,978,982

Integrated Oil & Gas - 2.3%
9,300	Chevron Corporation	539,121
17,200	ExxonMobil Corporation	1,046,792
		1,585,913

Integrated Telecommunication Services - 2.8%
74,100	Sprint Nextel Corporation	1,914,744

Internet Software & Services - 0.4%
8,100	Yahoo!, Inc.*	261,306

Investment Banking & Brokerage - 0.9%
36,800	Charles Schwab Corporation	633,328

Metal & Glass Containers - 1.7%
26,000	Ball Corporation	1,139,580

Multi-Line Insurance - 0.7%
7,500	Assurant, Inc.	369,375
3,500	Genworth Financial, Inc. Class A	117,005
		486,380

Multi-Utilities - 0.5%
15,100	Williams Companies, Inc.	322,989

Oil & Gas Drilling - 0.5%
3,700	Diamond Offshore Drilling, Inc.	331,150

Oil & Gas Equipment & Services - 0.9%
4,800	Halliburton Company	350,496
7,100	Smith International, Inc.	276,616
		627,112

Oil & Gas Exploration & Production - 0.4%
6,700	Noble Energy, Inc.	294,264

Other Diversified Financial Services - 2.3%
37,500	JPMorgan Chase & Company	1,561,500

Personal Products - 0.8%
17,800	Avon Products, Inc.	554,826

Pharmaceuticals - 3.4%
90,900	MGI Pharma, Inc.*	1,590,750
15,300	Wyeth	742,356
		2,333,106

Railroads - 1.0%
7,000	Union Pacific Corporation	653,450

Semiconductors - 0.5%
13,100	Freescale Semiconductor, Inc. Class B*	363,787

Specialty Chemicals - 0.7%
7,000	Sigma-Aldrich Corporation	460,530

Systems Software - 0.9%
17,500	Adobe Systems, Inc.	611,100

Total Common Stocks (Domestic)		35,134,101
(Cost - $32,423,628)

Common Stocks (Foreign) - 6.0%
Application Software - 1.1%
20,000	Amdocs Limited (CI)*	721,200

Multi-Line Insurance - 0.5%
6,300	Arch Capital Group Limited (BD)*	363,762

Pharmaceuticals - 2.2%
23,325	Shire PLC ADR (UK)	1,084,379
10,900	Teva Pharmaceutical Industries Ltd Sponsored ADR (IS)	448,862
		1,533,241

Property & Casualty Insurance - 0.9%
9,525	XL Capital Limited Class A (BD)	610,648

Semiconductor Equipment - 1.3%
43,325	ASM Lithography Holding NV NY Shares (NE)*	882,530

Total Common Stocks (Foreign)		4,111,381
(Cost - $3,681,262)

Principal Amount		Market Value

Corporate Bonds (Domestic) - 9.6%
Automobile Manufacturers - 1.5%
$1,000,000	Toyota Motor Credit Corporation 5.65% 1/15/07	$1,003,100

Diversified Banks - 2.5%
1,540,000	Washington Mutual, Inc. 8.25% 4/1/10	1,676,059

General Merchandise Stores - 1.1%
750,000	Target Corporation 5.875% 3/1/12	768,240

Household Products - 2.3%
1,500,000	Colgate-Palmolive Company 5.98% 4/25/12	1,553,430

Pharmaceuticals - 2.2%
1,500,000	Abbott Laboratories 5.625% 7/1/06	1,502,130

Total Corporate Bonds (Domestic)		6,502,959
(Cost - $6,428,896)

U.S. Government Securities - 22.5%
Agency Pass Through - 2.1%
1,359,374	U.S. Small Business Administration Series 10-A 6.64% 2/1/11	1,403,540

Government Sponsored Enterprises - 10.8%
	Federal Farm Credit Bank:
1,040,000	4.26% 9/30/10	1,003,090
700,000	4.70% 12/10/14	675,115
800,000	Federal Home Loan Bank 4.50% 11/15/12	772,416
	Federal Home Loan Mortgage Corporation.:
1,000,000	4.125% 7/12/10	961,210
800,000	4.875% 11/15/13	783,648
900,000	5.125% 7/15/12	897,165
	Federal National Mortgage Association:
700,000	5.00% 4/6/10	699,993
800,000	5.375% 11/15/11	807,376
800,000	Tennessee Valley Authority 5.625% 1/18/11	814,312
		7,414,325
Mortgage-Backed Securities: GNMA/Guaranteed - 1.6%
1,068,038	Government National Mortgage Association 6.00% 1/15/33 Pool #563709	1,081,314

U.S. Treasury Notes - 8.0%
	U.S. Treasury Note:
900,000	4.25% 8/15/14	861,435
1,000,000	4.375% 8/15/12	974,020
1,000,000	4.75% 5/15/14	991,250
800,000	5.00% 2/15/11	806,504
900,000	5.00% 8/15/11	907,911
900,000	5.75% 8/15/10	932,805
		5,473,925

Total U.S. Government Securities		15,373,104
(Cost - $15,754,032)

Principal Amount		Amortized Cost

Corporate Short-Term Notes - 12.0%
Diversified Banks - 4.7%
$3,200,000	HSBC Finance Corporation 4.71% 4/4/06	$3,198,744

Diversified Capital Markets - 1.4%
935,000	UBS Finance LLC 4.83% 4/3/06	934,749

Electronic Equipment Manufacturers - 3.8%
2,565,000	Hitachi America Capital 4.75% 4/4/06~	2,563,985

Other Diversified Financial Services - 2.1%
1,400,000	Morgan Stanley 4.77% 4/3/06	1,399,629

Total Corporate Short-Term Notes		8,097,107
(Amortized Cost - $8,097,107)

Total Investments - 101.2%		69,218,652
(Total Cost - $66,384,925)
Other Assets and Liabilities - (1.2%)		(826,638)
Net Assets - 100.0%		$68,392,014

NOTES TO STATEMENT OF INVESTMENTS

* Non-income producing.

~ Security was acquired pursuant to Section 4(2) of the Securities Act of 1933 and may be deemed to be restricted for resale.
These securities amounted to $2,563,985, or 3.8%, of the Fund's net assets as of March 31, 2006.

ADR - American Depositary Receipt
BD - Bermuda
CI-Channel Islands
IS-Israel
NE-Netherlands
UK-United Kingdom

Federal Tax Information

At March 31, 2006, the federal tax cost of the Fund's investments was $66,591,614. The gross tax appreciation was $3,878,260 and the gross tax depreciation was $1,251,222, resulting in net tax appreciation of $2,627,038.

Security Valuations

A domestic equity security listed or traded on a securities exchange or in the over-the-counter market is valued at its last sale price on the exchange or market where it is principally traded or, in the case of a security traded on Nasdaq, at its official closing price. Lacking any sales on that day, the security is valued at the current closing bid price, or by quotes from dealers making a market in the security if the closing bid price is not available, or in the case of written call options, at the mean between the highest bid and lowest asked quotations obtained from at least two securities dealers.

A foreign equity security traded on a foreign exchange is valued at the last quoted official closing price available before the time when the Fund's assets are valued, or at the last quoted sales price if the exchange does not provide an official closing price or if the foreign market has not yet closed. Lacking any sales that day, the security is valued at the current closing bid price, or by quotes from dealers making a market in the security if the closing bid price is not available. New York closing exchange rates are used to convert foreign currencies to U.S. dollars.

A debt security with a remaining maturity greater than 60 days at the time of purchase is valued in accordance with the evaluated bid price supplied by a pricing service approved by the Company's board of directors or, if such price is not available, at the mean between the highest bid and lowest asked quotations obtained from at least two securities dealers. A debt security with a remaining maturity of 60 days or less at the time of purchase is valued at amortized cost, which approximates market value, unless it is determined that amortized cost would not represent market value, in which case the securities would be marked to market. The Fund amortizes premiums and discounts on all debt securities.

If market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value, securities will be valued at their fair value as determined in good faith by the Company's board of directors or pursuant to procedures approved by the board of directors. These situations may include instances where an event occurs after the close of the market on which a security is traded but before the Fund calculates its net asset value, and it is determined that the event has materially affected the value of the security. Fair value of foreign equity securities may be determined with the assistance of a pricing service using correlations between the movement of prices of foreign securities and indexes of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs and futures contracts.

Using fair value to price securities requires the use of estimates, and as such, may result in a value that is different from a security's most recent closing price and from the prices used by other mutual funds to calculate their net asset values. In addition, it is possible that the fair value determined for a security may be different from the value that may be realized upon the security's sale, and that these differences may be material to the net asset value of the Fund.

Dreyfus Founders Discovery Fund
Statement of Investments
March 31, 2006 (unaudited)

Shares		Market Value

Common Stocks (Domestic) - 95.3%
Air Freight & Logistics - 1.9%
182,322	Hub Group, Inc. Class A*	$8,310,235

Apparel Retail - 1.4%
286,325	Pacific Sunwear of California, Inc.*	6,344,962

Application Software - 2.0%
325,836	Witness Systems, Inc.*	8,276,234

Asset Management & Custody Banks - 1.7%
65,525	Affiliated Managers Group, Inc.*	6,985,620

Biotechnology - 0.6%
72,825	Martek Biosciences Corporation*	2,390,845

Building Products - 2.8%
196,113	NCI Building Systems Systems, Inc.*	11,721,674

Casinos & Gaming - 3.2%
447,750	WMS Industries, Inc.*	13,477,275

Catalog Retail - 1.0%
333,175	ValueVision Media, Inc. Class A*	4,257,977

Computer Storage & Peripherals - 2.6%
208,563	Rackable Systems, Inc.*	11,022,555

Construction & Engineering - 3.5%
139,350	Foster Wheeler Limited*	6,592,649
274,876	Perini Corporation*	8,347,984
		14,940,633

Construction, Farm Machinery & Heavy Trucks - 2.3%
210,411	ASV, Inc.*	6,779,443
59,438	Bucyrus International, Inc. Class A	2,864,293
		9,643,736

Diversified Commercial & Professional Services - 1.5%
84,275	CRA International, Inc.	4,151,387
73,342	Mobile Mini, Inc.*	2,267,735
		6,419,122

Electrical Components & Equipment - 1.0%
276,300	Evergreen Solar, Inc.*	4,255,020

Electronic Equipment Manufacturers - 2.4%
746,540	Aeroflex, Inc.*	10,249,994

Exchange Traded Funds - 4.8%
127,400	iShares Russell 2000 Growth Index Fund	10,153,780
78,550	iShares S&P SmallCap 600 Barra Growth Index Fund	10,175,367
		20,329,147

Food Distributors - 1.9%
208,250	Central European Distribution Corporation*	8,007,213

Gold - 1.1%
139,475	Glamis Gold Limited*	4,558,043

Healthcare Equipment - 10.0%
172,525	ArthroCare Corporation*	8,250,146
664,872	ev3, Inc.*	11,774,883
612,764	I-Flow Corporation*	8,162,016
158,345	Integra LifeSciences Holdings*	6,488,978
55,050	Neurometrix, Inc.*	2,143,647
290,050	NuVasive, Inc.*	5,467,443
		42,287,113

Healthcare Facilities - 3.5%
153,700	LCA - Vision, Inc.	7,701,907
200,496	United Surgical Partners International, Inc.*	7,099,563
		14,801,470

Healthcare Services - 2.4%
152,375	Matria Healthcare, Inc.*	5,784,155
300,650	Option Care, Inc.	4,251,191
		10,035,346

Home Furnishing Retail - 2.2%
340,825	Aaron Rents, Inc.	9,260,215

Hotels, Resorts & Cruise Lines - 1.7%
159,140	Gaylord Entertainment Company*	7,221,773

Human Resource & Employment Services - 1.0%
164,625	Resources Connection, Inc.*	4,100,809

Internet Software & Services - 2.8%
453,902	Digitas, Inc.*	6,536,189
538,000	EarthLink Network, Inc.*	5,137,900
		11,674,089

Leisure Facilities - 1.7%
101,675	Life Time Fitness, Inc.*	4,763,474
66,500	Vail Resorts, Inc.*	2,541,630
		7,305,104

Life & Health Insurance - 2.0%
580,911	American Equity Investment Life Holding Company	8,330,264

Managed Healthcare - 2.2%
466,205	Aveta, Inc. 144A*+	7,575,831
61,361	Centene Corporation*	1,789,900
		9,365,731

Multi-Line Insurance - 0.5%
65,287	HCC Insurance Holdings, Inc.	2,271,988

Office Services & Supplies - 1.7%
340,481	Knoll, Inc.	7,259,055

Oil & Gas Drilling - 1.0%
166,851	Bronco Drilling Company, Inc.*	4,388,181

Oil & Gas Equipment & Services - 3.9%
74,450	Hydril*	5,803,378
290,887	Newpark Resources, Inc.*	2,385,273
148,775	Superior Energy Services, Inc.*	3,985,682
96,213	TETRA Technologies, Inc.*	4,525,860
		16,700,193

Oil & Gas Exploration & Production - 2.4%
548,525	KFx, Inc.*	9,983,155

Pharmaceuticals - 2.2%
527,525	MGI Pharma, Inc.*	9,231,688

Real Estate Management & Development - 2.0%
233,750	Trammell Crow Company*	8,335,525

Regional Banks - 1.0%
82,300	SVB Financial Group*	4,366,015

Restaurants - 1.4%
250,975	Ruth's Chris Steak House, Inc.*	5,975,715

Semiconductor Equipment - 1.5%
610,080	Entegris, Inc.*	6,491,251

Semiconductors - 4.2%
186,175	Microsemi Corporation*	5,419,554
952,800	RF Micro Devices, Inc.*	8,241,720
146,575	Trident Microsystems, Inc.*	4,259,469
		17,920,743

Specialty Stores - 2.2%
147,700	Guitar Center, Inc.*	7,045,290
85,425	Sotheby's Holdings, Inc. Class A*	2,480,742
		9,526,032

Systems Software - 1.5%
185,900	Quality Systems, Inc.	6,153,290

Thrifts & Mortgage Finance - 1.7%
510,075	NewAlliance Bancshares, Inc.	7,360,382

Trucking - 1.5%
238,262	Old Dominion Freight Line, Inc.*	6,421,161

Wireless Telecommunication Services - 1.4%
522,595	InPhonic, Inc.*	3,652,939
138,250	Syniverse Holdings, Inc.*	2,184,350
		5,837,289

Total Common Stocks (Domestic)		403,793,862
(Cost - $358,339,554)

Common Stocks (Foreign) - 3.8%
Hotels, Resorts & Cruise Lines - 3.3%
211,075	Intrawest Corporation (CA)	7,216,654
88,000	Kerzner International Limited (BA)*	6,848,160
		14,064,814

Semiconductors - 0.5%
74,825	DSP Group, Inc.*	2,170,673

Total Common Stocks (Foreign)		16,235,487
(Cost - $13,829,570)

Principal Amount		Amortized Cost

Corporate Short-Term Notes - 4.2%
Diversified Capital Markets - 4.2%
$17,900,000	UBS Finance LLC 4.83% 4/3/06	$17,895,197

Total Corporate Short-Term Notes		17,895,197
(Amortized Cost - $17,895,197)

Total Investments - 103.3%		437,924,546
(Total Cost - $390,064,321)
Other Assets and Liabilities - (3.3%)		(14,063,552)
Net Assets - 100.0%		$423,860,994

NOTES TO STATEMENT OF INVESTMENTS

* Non-income producing.

+ Security was acquired pursuant to Rule 144A and may be deemed to be restricted for resale.
These securities amounted to $7,575,831, or 1.8%, of the Fund's net assets as of March 31, 2006.

BA - Bahama Islands
CA - Canada

Federal Tax Information

At March 31, 2006, the federal tax cost of the Fund's investments was $391,843,802. The gross tax appreciation was $59,099,703 and the gross tax depreciation was $13,018,959, resulting in net tax appreciation of $46,080,744.

Security Valuations

A domestic equity security listed or traded on a securities exchange or in the over-the-counter market is valued at its last sale price on the exchange or market where it is principally traded or, in the case of a security traded on Nasdaq, at its official closing price. Lacking any sales on that day, the security is valued at the current closing bid price, or by quotes from dealers making a market in the security if the closing bid price is not available, or in the case of written call options, at the mean between the highest bid and lowest asked quotations obtained from at least two securities dealers.

A foreign equity security traded on a foreign exchange is valued at the last quoted official closing price available before the time when the Fund's assets are valued, or at the last quoted sales price if the exchange does not provide an official closing price or if the foreign market has not yet closed. Lacking any sales that day, the security is valued at the current closing bid price, or by quotes from dealers making a market in the security if the closing bid price is not available. New York closing exchange rates are used to convert foreign currencies to U.S. dollars.

A debt security with a remaining maturity greater than 60 days at the time of purchase is valued in accordance with the evaluated bid price supplied by a pricing service approved by the Company's board of directors or, if such price is not available, at the mean between the highest bid and lowest asked quotations obtained from at least two securities dealers. A debt security with a remaining maturity of 60 days or less at the time of purchase is valued at amortized cost, which approximates market value, unless it is determined that amortized cost would not represent market value, in which case the securities would be marked to market. The Fund amortizes premiums and discounts on all debt securities.

If market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value, securities will be valued at their fair value as determined in good faith by the Company's board of directors or pursuant to procedures approved by the board of directors. These situations may include instances where an event occurs after the close of the market on which a security is traded but before the Fund calculates its net asset value, and it is determined that the event has materially affected the value of the security. Fair value of foreign equity securities may be determined with the assistance of a pricing service using correlations between the movement of prices of foreign securities and indexes of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs and futures contracts.

Using fair value to price securities requires the use of estimates, and as such, may result in a value that is different from a security's most recent closing price and from the prices used by other mutual funds to calculate their net asset values. In addition, it is possible that the fair value determined for a security may be different from the value that may be realized upon the security's sale, and that these differences may be material to the net asset value of the Fund.

Dreyfus Founders Equity Growth Fund
Statement of Investments
March 31, 2006 (unaudited)

Shares		Market Value

Common Stocks (Domestic) - 93.6%
Airlines - 2.3%
62,600	AMR Corporation*	$1,693,325
90,300	Continental Airlines, Inc. Class B*	2,429,070
27,550	US Airways Group, Inc.*	1,102,000
		5,224,395

Apparel Retail - 0.4%
46,775	Urban Outfitters, Inc.*	1,147,859

Application Software - 0.2%
43,150	BEA Systems, Inc.*	566,560

Asset Management & Custody Banks - 0.5%
20,575	State Street Corporation	1,243,347

Automotive Retail - 1.1%
57,575	Advance Auto Parts, Inc.	2,397,423

Biotechnology - 1.9%
21,800	Amgen, Inc.*	1,585,950
19,550	Genentech, Inc.*	1,652,171
15,800	Genzyme Corporation*	1,062,076
		4,300,197

Broadcasting & Cable TV - 1.6%
118,650	Comcast Corporation Special Class A*	3,099,138
21,600	XM Satellite Radio Holdings, Inc. Class A*	481,032
		3,580,170

Casinos & Gaming - 1.0%
17,750	Harrah's Entertainment, Inc.	1,383,790
25,650	International Game Technology	903,393
		2,287,183

Communications Equipment - 2.5%
173,663	Cisco Systems, Inc.*	3,763,277
58,500	Juniper Networks, Inc.*	1,118,520
14,300	QUALCOMM, Inc.	723,723
		5,605,520

Computer & Electronics Retail - 1.2%
49,275	Best Buy Company, Inc.	2,755,951

Computer Hardware - 3.5%
52,550	Apple Computer, Inc.*	3,295,936
26,475	Diebold, Inc.	1,088,123
104,675	Hewlett-Packard Company	3,443,808
		7,827,867

Computer Storage & Peripherals - 1.5%
129,725	Seagate Technology*	3,415,659

Consumer Electronics - 0.6%
11,775	Harman International Industries, Inc.	1,308,556

Consumer Finance - 1.3%
54,325	SLM Corporation	2,821,641

Data Processing & Outsourced Services - 0.8%
38,900	Automatic Data Processing, Inc.	1,776,952

Department Stores - 3.6%
38,000	Federated Department Stores, Inc.	2,774,000
21,525	J.C. Penney Company, Inc.	1,300,325
75,850	Kohl's Corporation*	4,020,809
		8,095,134

Diversified Chemicals - 0.5%
26,050	E.I. du Pont de Nemours and Company	1,099,571

Electrical Components & Equipment - 1.6%
43,900	Emerson Electric Company	3,671,357

Electronic Equipment Manufacturers - 1.1%
64,575	Agilent Technologies, Inc.*	2,424,791

Exchange Traded Funds - 4.6%
70,175	iShares Russell 1000 Growth Index Fund	3,701,030
74,650	Nasdaq 100 Index Tracking Stock	3,130,821
27,200	SPDR Trust Series 1	3,531,376
		10,363,227

Food Distributors - 1.3%
87,025	Sysco Corporation	2,789,151

Food Retail - 1.7%
155,275	Safeway, Inc.	3,900,508

General Merchandise Stores - 2.4%
163,825	Family Dollar Stores, Inc.	4,357,745
21,300	Target Corporation	1,107,813
		5,465,558

Healthcare Equipment - 1.3%
26,300	Boston Scientific Corporation*	606,215
6,325	Intuitive Surgical, Inc.*	746,350
31,275	Medtronic, Inc.	1,587,206
		2,939,771

Healthcare Services - 0.6%
25,475	Omnicare, Inc.	1,400,870

Healthcare Supplies - 0.6%
21,375	DENTSPLY International, Inc.	1,242,956

Home Entertainment Software - 1.3%
78,600	Activision, Inc.*	1,083,894
31,975	Electronic Arts, Inc.*	1,749,672
		2,833,566

Home Improvement Retail - 1.5%
81,375	Home Depot, Inc.	3,442,163

Household Products - 5.0%
59,875	Clorox Company	3,583,519
62,000	Colgate-Palmolive Company	3,540,200
68,621	Procter & Gamble Company	3,953,942
		11,077,661

Hypermarkets & Super Centers - 0.5%
24,450	Wal-Mart Stores, Inc.	1,155,018

Industrial Conglomerates - 3.1%
200,575	General Electric Company	6,975,999

Integrated Oil & Gas - 1.5%
18,775	ConocoPhillips	1,185,641
36,775	ExxonMobil Corporation	2,238,127
		3,423,768

Integrated Telecommunication Services - 1.8%
151,900	Sprint Nextel Corporation	3,925,096

Internet Retail - 0.5%
27,650	eBay, Inc.*	1,080,009

Internet Software & Services - 1.5%
4,825	Google, Inc. Class A*	1,881,750
44,450	Yahoo!, Inc.*	1,433,957
		3,315,707

Investment Banking & Brokerage - 3.3%
206,700	Charles Schwab Corporation	3,557,307
17,025	Goldman Sachs Group, Inc.	2,672,244
18,475	Morgan Stanley	1,160,600
		7,390,151

IT Consulting & Other Services - 1.3%
93,225	Accenture Limited Class A	2,803,275

Managed Healthcare - 0.7%
29,600	Aetna, Inc.	1,454,544

Movies & Entertainment - 3.2%
42,500	DreamWorks Animation SKG, Inc.*	1,124,125
65,100	Pixar, Inc.*	4,175,514
65,075	Walt Disney Company	1,814,942
		7,114,581

Multi-Line Insurance - 1.3%
14,950	American International Group, Inc.	988,046
34,025	Assurant, Inc.	1,675,731
7,925	Genworth Financial, Inc. Class A	264,933
		2,928,710

Oil & Gas Equipment & Services - 1.6%
28,475	Schlumberger Limited	3,604,081

Other Diversified Financial Services - 1.1%
60,525	JPMorgan Chase & Company	2,520,261

Personal Products - 1.7%
59,225	Avon Products, Inc.	1,846,043
50,300	Estee Lauder Companies, Inc. Class A	1,870,657
		3,716,700

Pharmaceuticals - 5.9%
19,400	Covance, Inc.*	1,139,750
73,250	Johnson & Johnson	4,337,865
86,817	Pfizer, Inc.	2,163,480
58,225	Schering-Plough Corporation	1,105,693
90,375	Wyeth	4,384,995
		13,131,783

Property & Casualty Insurance - 1.0%
42,775	Allstate Corporation	2,229,005

Railroads - 1.6%
37,400	Union Pacific Corporation	3,491,290

Semiconductors - 2.7%
64,325	Freescale Semiconductor, Inc. Class B*	1,786,305
73,103	Intel Corporation	1,414,543
78,200	Linear Technology Corporation	2,743,256
		5,944,104

Soft Drinks - 1.1%
42,525	PepsiCo, Inc.	2,457,520

Specialty Chemicals - 1.5%
23,000	Rohm and Haas Company	1,124,010
34,725	Sigma-Aldrich Corporation	2,284,558
		3,408,568

Specialty Stores - 0.4%
20,900	Office Depot, Inc.*	778,316

Steel - 0.7%
13,825	Nucor Corporation	1,448,722

Systems Software - 7.1%
125,650	Adobe Systems, Inc.	4,387,698
330,641	Microsoft Corporation	8,996,742
67,425	Oracle Corporation*	923,048
94,050	Symantec Corporation*	1,582,862
		15,890,350

Thrifts & Mortgage Finance - 1.0%
48,625	The PMI Group, Inc.	2,232,860

Total Common Stocks (Domestic)		209,425,982
(Cost - $193,081,727)

Common Stocks (Foreign) - 2.1%
Application Software - 0.8%
33,025	SAP AG Sponsored ADR (GE)	1,793,918

Semiconductor Equipment - 1.3%
138,300	ASM Lithography Holding NV NY Shares (NE)*	2,817,171

Total Common Stocks (Foreign)		4,611,089
(Cost - $3,790,794)

Principal Amount		Amortized Cost

Corporate Short-Term Notes - 5.8%
Diversified Capital Markets - 1.3%
$2,900,000	UBS Finance LLC 4.83% 4/3/06	$2,899,222

Special Purpose Entity - 4.5%
10,000,000	CAFCO LLC 4.83% 4/3/06~	9,997,317

Total Corporate Short-Term Notes		12,896,539
(Amortized Cost - $12,896,539)

Total Investments - 101.5%		226,933,610
(Total Cost - $209,769,060)
Other Assets and Liabilities - (1.5%)		(3,267,957)
Net Assets - 100.0%		$223,665,653

NOTES TO STATEMENT OF INVESTMENTS

* Non-income producing.

~ Security was acquired pursuant to Section 4(2) of the Securities Act of 1933 and may be deemed to be restricted for resale.
These securities amounted to $9,997,317, or 4.5%, of the Fund's net assets as of March 31, 2006.

ADR - American Depositary Receipt
SPDR - Standard and Poor's Depositary Receipt
GE - Germany
NE - Netherlands

Federal Tax Information

At March 31, 2006, the federal tax cost of the Fund's investments was $210,781,275. The gross tax appreciation was $19,835,307 and the gross tax depreciation was $3,682,972, resulting in net tax appreciation of $16,152,335.

Security Valuations

A domestic equity security listed or traded on a securities exchange or in the over-the-counter market is valued at its last sale price on the exchange or market where it is principally traded or, in the case of a security traded on Nasdaq, at its official closing price. Lacking any sales on that day, the security is valued at the current closing bid price, or by quotes from dealers making a market in the security if the closing bid price is not available, or in the case of written call options, at the mean between the highest bid and lowest asked quotations obtained from at least two securities dealers.

A foreign equity security traded on a foreign exchange is valued at the last quoted official closing price available before the time when the Fund's assets are valued, or at the last quoted sales price if the exchange does not provide an official closing price or if the foreign market has not yet closed. Lacking any sales that day, the security is valued at the current closing bid price, or by quotes from dealers making a market in the security if the closing bid price is not available. New York closing exchange rates are used to convert foreign currencies to U.S. dollars.

A debt security with a remaining maturity greater than 60 days at the time of purchase is valued in accordance with the evaluated bid price supplied by a pricing service approved by the Company's board of directors or, if such price is not available, at the mean between the highest bid and lowest asked quotations obtained from at least two securities dealers. A debt security with a remaining maturity of 60 days or less at the time of purchase is valued at amortized cost, which approximates market value, unless it is determined that amortized cost would not represent market value, in which case the securities would be marked to market. The Fund amortizes premiums and discounts on all debt securities.

If market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value, securities will be valued at their fair value as determined in good faith by the Company's board of directors or pursuant to procedures approved by the board of directors. These situations may include instances where an event occurs after the close of the market on which a security is traded but before the Fund calculates its net asset value, and it is determined that the event has materially affected the value of the security. Fair value of foreign equity securities may be determined with the assistance of a pricing service using correlations between the movement of prices of foreign securities and indexes of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs and futures contracts.

Using fair value to price securities requires the use of estimates, and as such, may result in a value that is different from a security's most recent closing price and from the prices used by other mutual funds to calculate their net asset values. In addition, it is possible that the fair value determined for a security may be different from the value that may be realized upon the security's sale, and that these differences may be material to the net asset value of the Fund.

Dreyfus Founders Government Securities Fund
Statement of Investments
March 31, 2006 (unaudited)

Principal Amount		Market Value

U.S. Government Securities - 84.7%
Agency Pass Through - 1.6%
$135,937	U.S. Small Business Administration Series 10-A 6.64% 2/1/11	$140,354

Government Sponsored Enterprises - 47.4%
225,000	Federal Agricultural Mortgage Corporation 6.865% 8/10/09	236,711
	Federal Farm Credit Bank:
300,000	4.70% 12/10/14	289,335
300,000	4.85% 10/25/12	295,407
285,000	5.35% 6/16/14	287,462

	Federal Home Loan Bank:
200,000	4.50% 11/15/12	193,104
495,000	5.625% 2/15/08	499,717

	Federal Home Loan Mortgage Corporation:
200,000	4.50% 1/15/15	190,402
200,000	4.875% 11/15/13	195,912
400,000	5.625% 3/15/11	408,036

	Federal National Mortgage Association:
300,000	6.625% 10/15/07	306,630
250,000	7.125% 6/15/10	268,445

100,000	Sallie Mae 7.35% 8/1/10	108,427

	Tennessee Valley Authority:
500,000	4.75% 8/1/13	486,055
350,000	7.125% 5/1/30	433,412
		4,199,055

Mortgage-Backed Securities: FHLMC/FNMA/Sponsored - 1.1%
10,879	Federal Home Loan Mortgage Corporation 7.50% 11/1/29 Pool #C32819	11,380
	Federal National Mortgage Association:
24,373	6.50% 10/1/31 Pool #596063	24,936
61,382	7.00% 3/1/12 Pool #373543	63,063
		99,379

Mortgage-Backed Securities: GNMA/Guaranteed - 2.4%
	Government National Mortgage Association:
126,975	6.00% 1/15/33 Pool #563709	128,554
80,468	6.50% 5/15/26 Pool #417388	83,370
		211,924

U.S. Treasury Notes - 32.2%
U.S. Treasury Inflation Index Note:
251,213	3.375% 1/15/12	266,447
455,632	3.50% 1/15/11	481,816

	U.S. Treasury Note:
250,000	4.25% 8/15/13	240,450
200,000	4.25% 8/15/14	191,430
300,000	4.25% 8/15/15	285,786
275,000	4.50% 2/15/16	267,460
200,000	5.00% 2/15/11	201,626
200,000	5.00% 8/15/11	201,758
500,000	6.25% 2/15/07	505,625
200,000	7.00% 7/15/06	201,212
		2,843,610

Total U.S. Government Securities		7,494,322
(Cost - $7,571,385)

Government Bonds (Foreign) - 3.0%
CAD 305,000	Province of Saskatchewan 6.00% 6/1/06 (CA)	262,012

Total Government Bonds (Foreign)		262,012
(Cost - $201,785)

Corporate Bonds (Domestic) - 3.5%
$300,000	Stanford University 6.16% 4/30/11	310,725

Total Corporate Bonds (Domestic)		310,725
(Cost - $300,000)

Principal Amount		Amortized Cost

Corporate Short-Term Notes - 6.8%
Diversified Capital Markets - 2.3%
$200,000	UBS Finance LLC 4.83% 4/3/06	$199,946

Other Diversified Financial Services - 4.5%
400,000	Morgan Stanley 4.75% 4/4/06	399,842

Total Corporate Short-Term Notes		599,788
(Amortized Cost - $599,788)

Total Investments - 98.0%		8,666,847
(Total Cost - 8,672,958)
Other Assets and Liabilities - 2.0%		174,451
Net Assets - 100.0%		$8,841,298

NOTES TO STATEMENT OF INVESTMENTS

CA - Canada

Federal Tax Information
At March 31, 2006, the federal tax cost of the Fund's investments was $8,672,958. The gross tax appreciation was $190,944 and the gross tax depreciation was $197,055, resulting in net tax depreciation of $6,111.

Security Valuations

Debt securities held by Government Securities Fund with a remaining maturity greater than 60 days at the time of purchase are valued in accordance with the evaluated bid prices supplied by a pricing service approved by the Company’s board of directors or, if such prices are not available, at the mean between the highest bid and lowest asked quotations obtained from at least two securities dealers. Debt securities with a remaining maturity of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value, unless it is determined that amortized cost would not represent market value, in which case the securities would be marked to market. Premiums and discounts are amortized on all debt securities.

If market quotations are not readily available or are determined not to reflect accurately fair value, securities will be valued at their fair value as determined in good faith by the Company's board of directors or pursuant to procedures approved by the board of directors. These situations may include instances where an event occurs after the close of the market on which a security is traded but before the Fund calculates its net asset value, and it is determined that the event has materially affected the value of the security.

Using fair value to price securities, requires the use of estimates, and as such, may result in a value that is different from a security's most recent closing price and from the prices used by other mutual funds to calculate their net asset values. In addition, it is possible that the fair value determined for a security may be different from the value that may be realized upon the security's sale, and that these differences may be material to the net asset value of the Fund.

New York closing exchange rates are used to convert foreign currencies to U.S. dollars.

Dreyfus Founders Growth Fund
Statement of Investments
March 31, 2006 (unaudited)

Shares		Market Value

Common Stocks (Domestic) - 95.0%
Airlines - 2.4%
97,000	AMR Corporation*	$2,623,838
141,775	Continental Airlines, Inc. Class B*	3,813,748
43,050	US Airways Group, Inc.*	1,722,000
		8,159,586

Apparel Retail - 0.4%
72,475	Urban Outfitters, Inc.*	1,778,537

Application Software - 0.3%
66,875	BEA Systems, Inc.*	878,069

Asset Management & Custody Banks - 0.6%
34,050	State Street Corporation	2,057,642

Automotive Retail - 1.1%
94,475	Advance Auto Parts, Inc.	3,933,939

Biotechnology - 2.0%
35,675	Amgen, Inc.*	2,595,356
30,325	Genentech, Inc.*	2,562,766
26,100	Genzyme Corporation*	1,754,442
		6,912,564

Broadcasting & Cable TV - 1.7%
191,698	Comcast Corporation Special Class A*	5,007,152
35,700	XM Satellite Radio Holdings, Inc. Class A*	795,039
		5,802,191

Casinos & Gaming - 1.1%
29,375	Harrah's Entertainment, Inc.	2,290,075
41,550	International Game Technology	1,463,391
		3,753,466

Communications Equipment - 2.5%
271,975	Cisco Systems, Inc.*	5,893,698
91,450	Juniper Networks, Inc.*	1,748,524
22,400	QUALCOMM, Inc.	1,133,664
		8,775,886

Computer & Electronics Retail - 1.2%
76,537	Best Buy Company, Inc.	4,280,714

Computer Hardware - 3.5%
81,900	Apple Computer, Inc.*	5,136,768
41,325	Diebold, Inc.	1,698,458
164,325	Hewlett-Packard Company	5,406,293
		12,241,519

Computer Storage & Peripherals - 1.5%
201,050	Seagate Technology*	5,293,647

Consumer Electronics - 0.6%
19,300	Harman International Industries, Inc.	2,144,809

Consumer Finance - 1.3%
89,000	SLM Corporation	4,622,660

Data Processing & Outsourced Services - 0.8%
62,525	Automatic Data Processing, Inc.	2,856,142

Department Stores - 3.6%
58,875	Federated Department Stores, Inc.	4,297,875
33,625	J.C. Penney Company, Inc.	2,031,286
119,050	Kohl's Corporation*	6,310,841
		12,640,002

Diversified Chemicals - 0.5%
40,475	E.I. du Pont de Nemours and Company	1,708,450

Electrical Components & Equipment - 1.8%
73,550	Emerson Electric Company	6,150,987

Electronic Equipment Manufacturers - 1.1%
101,350	Agilent Technologies, Inc.*	3,805,693

Exchange Traded Funds - 3.3%
113,825	iShares Russell 1000 Growth Index Fund	6,003,131
60,850	Nasdaq 100 Index Tracking Stock	2,552,049
21,200	SPDR Trust Series 1	2,752,396
		11,307,576

Food Distributors - 1.3%
134,875	Sysco Corporation	4,322,744

Food Retail - 1.7%
240,700	Safeway, Inc.	6,046,384

General Merchandise Stores - 2.5%
256,550	Family Dollar Stores, Inc.	6,824,230
33,250	Target Corporation	1,729,333
		8,553,563

Healthcare Equipment - 1.3%
40,875	Boston Scientific Corporation*	942,169
9,800	Intuitive Surgical, Inc.*	1,156,400
48,825	Medtronic, Inc.	2,477,869
		4,576,438

Healthcare Services - 0.7%
42,025	Omnicare, Inc.	2,310,955

Healthcare Supplies - 0.6%
34,875	DENTSPLY International, Inc.	2,027,981

Home Entertainment Software - 1.3%
124,300	Activision, Inc.*	1,714,097
49,575	Electronic Arts, Inc.*	2,712,744
		4,426,841

Home Improvement Retail - 1.6%
133,350	Home Depot, Inc.	5,640,705

Household Products - 5.1%
92,925	Clorox Company	5,561,561
96,225	Colgate-Palmolive Company	5,494,448
113,221	Procter & Gamble Company	6,523,794
		17,579,803

Hypermarkets & Super Centers - 0.5%
39,900	Wal-Mart Stores, Inc.	1,884,876

Industrial Conglomerates - 3.3%
331,434	General Electric Company	11,527,275

Integrated Oil & Gas - 1.5%
29,400	ConocoPhillips	1,856,610
57,575	ExxonMobil Corporation	3,504,015
		5,360,625

Integrated Telecommunication Services - 1.8%
235,450	Sprint Nextel Corporation	6,084,028

Internet Retail - 0.5%
43,300	eBay, Inc.*	1,691,298

Internet Software & Services - 1.5%
7,550	Google, Inc. Class A*	2,944,500
68,950	Yahoo!, Inc.*	2,224,327
		5,168,827

Investment Banking & Brokerage - 3.4%
322,450	Charles Schwab Corporation	5,549,365
28,150	Goldman Sachs Group, Inc.	4,418,424
30,675	Morgan Stanley	1,927,004
		11,894,793

IT Consulting & Other Services - 1.3%
144,475	Accenture Limited Class A	4,344,363

Managed Healthcare - 0.7%
48,000	Aetna, Inc.	2,358,720

Movies & Entertainment - 3.2%
68,500	DreamWorks Animation SKG, Inc.*	1,811,825
101,650	Pixar, Inc.*	6,519,831
102,150	Walt Disney Company	2,848,964
		11,180,620

Multi-Line Insurance - 1.3%
25,049	American International Group, Inc.	1,655,488
52,725	Assurant, Inc.	2,596,706
12,407	Genworth Financial, Inc. Class A	414,766
		4,666,960

Oil & Gas Equipment & Services - 1.6%
44,550	Schlumberger Limited	5,638,694

Other Diversified Financial Services - 1.2%
98,525	JPMorgan Chase & Company	4,102,581

Personal Products - 1.7%
92,625	Avon Products, Inc.	2,887,121
78,975	Estee Lauder Companies, Inc. Class A	2,937,080
		5,824,201

Pharmaceuticals - 5.8%
30,450	Covance, Inc.*	1,788,938
118,700	Johnson & Johnson	7,029,414
134,519	Pfizer, Inc.	3,352,213
90,250	Schering-Plough Corporation	1,713,848
125,700	Wyeth	6,098,964
		19,983,377

Property & Casualty Insurance - 1.2%
77,150	Allstate Corporation	4,020,287

Railroads - 1.6%
58,100	Union Pacific Corporation	5,423,635

Semiconductors - 2.7%
100,975	Freescale Semiconductor, Inc. Class B*	2,804,076
114,459	Intel Corporation	2,214,782
121,425	Linear Technology Corporation	4,259,589
		9,278,447

Soft Drinks - 1.5%
89,025	PepsiCo, Inc.	5,144,755

Specialty Chemicals - 1.6%
35,650	Rohm and Haas Company	1,742,216
56,550	Sigma-Aldrich Corporation	3,720,425
		5,462,641

Specialty Stores - 0.7%
67,950	Office Depot, Inc.*	2,530,458

Steel - 0.7%
21,650	Nucor Corporation	2,268,704

Systems Software - 7.2%
195,275	Adobe Systems, Inc.	6,819,003
517,551	Microsoft Corporation	14,082,563
108,200	Oracle Corporation*	1,481,258
146,125	Symantec Corporation*	2,459,284
		24,842,108

Thrifts & Mortgage Finance - 1.1%
81,350	The PMI Group, Inc.	3,735,592

Total Common Stocks (Domestic)		329,007,358
(Cost - $302,479,927)

Common Stocks (Foreign) - 2.1%
Application Software - 0.8%
51,700	SAP AG Sponsored ADR (GE)	2,808,344

Semiconductor Equipment - 1.3%
226,900	ASM Lithography Holding NV NY Shares (NE)*	4,621,953

Total Common Stocks (Foreign)		7,430,297
(Cost - $6,082,989)

Principal Amount		Amortized Cost

Corporate Short-Term Notes - 4.4%
Diversified Capital Markets - 4.4%
$15,300,000	UBS Finance LLC 4.83% 4/3/06	$15,295,895

Total Corporate Short-Term Notes		15,295,895
(Amortized Cost - $15,295,895)

Total Investments - 101.5%		351,733,550
(Total Cost - $323,858,811)
Other Assets and Liabilities - (1.5%)		(5,067,980)
Net Assets - 100.0%		$346,665,570

NOTES TO STATEMENT OF INVESTMENTS

* Non-income producing.

ADR - American Depositary Receipt
SPDR - Standard and Poor's Depositary Receipt
GE - Germany
NE - Netherlands

Federal Tax Information

At March 31, 2006, the federal tax cost of the Fund's investments was $325,254,293. The gross tax appreciation was $32,333,462 and the gross tax depreciation was $5,854,205, resulting in net tax appreciation of $26,479,257.

Security Valuations

A domestic equity security listed or traded on a securities exchange or in the over-the-counter market is valued at its last sale price on the exchange or market where it is principally traded or, in the case of a security traded on Nasdaq, at its official closing price. Lacking any sales on that day, the security is valued at the current closing bid price, or by quotes from dealers making a market in the security if the closing bid price is not available, or in the case of written call options, at the mean between the highest bid and lowest asked quotations obtained from at least two securities dealers.

A foreign equity security traded on a foreign exchange is valued at the last quoted official closing price available before the time when the Fund's assets are valued, or at the last quoted sales price if the exchange does not provide an official closing price or if the foreign market has not yet closed. Lacking any sales that day, the security is valued at the current closing bid price, or by quotes from dealers making a market in the security if the closing bid price is not available. New York closing exchange rates are used to convert foreign currencies to U.S. dollars.

A debt security with a remaining maturity greater than 60 days at the time of purchase is valued in accordance with the evaluated bid price supplied by a pricing service approved by the Company's board of directors or, if such price is not available, at the mean between the highest bid and lowest asked quotations obtained from at least two securities dealers. A debt security with a remaining maturity of 60 days or less at the time of purchase is valued at amortized cost, which approximates market value, unless it is determined that amortized cost would not represent market value, in which case the securities would be marked to market. The Fund amortizes premiums and discounts on all debt securities.

If market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value, securities will be valued at their fair value as determined in good faith by the Company's board of directors or pursuant to procedures approved by the board of directors. These situations may include instances where an event occurs after the close of the market on which a security is traded but before the Fund calculates its net asset value, and it is determined that the event has materially affected the value of the security. Fair value of foreign equity securities may be determined with the assistance of a pricing service using correlations between the movement of prices of foreign securities and indexes of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs and futures contracts.

Using fair value to price securities requires the use of estimates, and as such, may result in a value that is different from a security's most recent closing price and from the prices used by other mutual funds to calculate their net asset values. In addition, it is possible that the fair value determined for a security may be different from the value that may be realized upon the security's sale, and that these differences may be material to the net asset value of the Fund.

Dreyfus Founders International Equity Fund
Statement of Investments
March 31, 2006 (unaudited)

Shares		Market Value

Common Stocks (Foreign) - 96.9%
Airlines - 1.0%
73,800	British Airways PLC (UK)*	$452,915

Apparel, Accessories & Luxury Goods - 2.0%
21,600	Billabong International Limited (AU)	235,052
9,300	Compagnie Financiere Richemont AG (SZ)	445,846
4,500	Gildan Activewear, Inc. (CA)*	212,844
		893,742

Application Software - 1.2%
53,600	Sage Group PLC (UK)	256,313
1,450	SAP AG (GE)	315,057
		571,370

Asset Management & Custody Banks - 0.6%
12,500	Schroder's PLC (UK)	258,209

Auto Parts & Equipment - 0.7%
7,900	Denso Corporation (JA)	312,107

Automobile Manufacturers - 2.2%
3,800	DaimlerChrysler AG (GE)	218,320
11,700	Honda Motor Company Limited (JA)	724,664
		942,984

Biotechnology - 0.9%
9,700	CSL Limited (AU)	379,861

Brewers - 2.3%
12,600	InBev NV (BE)	590,911
7,800	Orkla ASA (NW)	386,810
		977,721

Broadcasting & Cable TV - 1.1%
8,200	Shaw Communications, Inc. Class B (CA)	195,539
101	TV Asahi Corporation (JA)	260,008
		455,547

Communications Equipment - 2.4%
30,200	Nokia Oyj (FI)	625,080
112,600	Telefonaktiebolaget LM Ericsson (SW)	427,933
		1,053,013

Computer & Electronics Retail - 0.9%
3,400	Yamada Denki (JA)	391,997

Computer Hardware - 1.8%
45,000	Fujitsu Limited (JA)	379,652
65,000	Toshiba Corporation (JA)	377,740
		757,392

Construction & Engineering - 1.0%
11,100	ACS, Actividades de Construccion y Servicios SA (SP)	431,248

Construction Materials - 1.3%
40,100	Rinker Group Limited (AU)	569,863

Consumer Electronics - 1.6%
22,000	Matsushita Electric Industrial Company Limited (JA)	488,785
4,200	Sony Corporation (JA)	194,477
		683,262

Consumer Finance - 0.5%
3,200	Sanyo Shinpan Finance Company Limited (JA)	198,471

Department Stores - 0.6%
8,500	Next PLC (UK)	243,659

Distillers & Vintners - 0.7%
18,300	Diageo PLC (UK)	288,203

Diversified Banks - 6.6%
82,600	Banca Intesa SPA (IT)	493,478
15,400	Banco Santander Central Hispano SA (SP)	224,879
19,919	Barclays PLC (UK)	233,069
5,607	BNP Paribas SA (FR)	520,815
34,300	Capitalia SPA (IT)	285,141
18,200	HBOS PLC (UK)	303,860
6,700	Royal Bank of Scotland Group PLC (UK)	218,018
3,900	Societe Generale (FR)	586,512
		2,865,772

Diversified Capital Markets - 2.3%
13,100	Credit Suisse Group (SZ)	735,035
2,470	UBS AG (SZ)	271,308
		1,006,343

Diversified Chemicals - 1.4%
7,900	BASF AG (GE)	619,210

Diversified Metals & Mining - 5.1%
32,100	BHP Billiton Limited (AU)	643,471
8,800	Teck Cominco Limited Class B (CA)	566,172
15,900	Vedanta Reources PLC (UK)	389,489
17,900	Xstrata PLC (UK)	579,355
		2,178,487

Electric Utilities - 2.1%
3,700	E.ON AG (GE)	407,350
104,300	International Power PLC (UK)	512,802
		920,152

Electrical Components & Equipment - 2.2%
3,300	Schneider Electric SA (FR)	356,314
38,000	Sumitomo Electric Industries Limited (JA)	602,124
		958,438

Electronic Equipment Manufacturers - 1.0%
11,100	Hoya Corporation (JA)	447,961

Food Retail - 1.5%
3,100	Delhaize Group (BE)	222,395
26,200	Koninklijke Ahold NV (NE)*	206,057
14,900	Woolworths Limited (AU)	200,864
		629,316

Heavy Electrical Equipment - 0.6%
31,200	Mitsubishi Electric Corporation (JA)	264,816

Hotels, Resorts & Cruise Lines - 0.4%
48,400	First Choice Holidays PLC (UK)	180,995

Industrial Machinery - 0.7%
4,300	Man AG (GE)	299,103

Integrated Oil & Gas - 5.0%
28,100	BG Group PLC (UK)	351,250
68,919	BP PLC (UK)	791,443
7,200	Repsol YPF SA (SP)	204,518
7,400	Royal Dutch Shell PLC Class A (NE)	231,154
2,158	Total SA (FR)	569,312
		2,147,677

Integrated Telecommunication Services - 3.6%
94,100	BT Group PLC (UK)	362,929
19,900	Koninklijke KPN NV (NE)	224,273
36,200	Telefonica SA (SP)	568,093
38,200	Telenor ASA (NW)	410,934
		1,566,229

Investment Banking & Brokerage - 1.6%
33,300	Daiwa Securities Group, Inc. (JA)	446,735
11,500	Nomura Holdings, Inc. (JA)	256,478
		703,213

Life & Health Insurance - 0.5%
60,300	Old Mutual PLC (UK)	210,830

Marine - 0.8%
38	AP Moller-Maersk AS (DE)	326,448

Movies & Entertainment - 1.6%
19,700	Vivendi Universal SA (FR)	676,561

Multi-Line Insurance - 1.8%
16,200	Aviva PLC (UK)	225,016
3,900	Baloise Holding Limited (SZ)	278,059
1,100	Zurich Financial Services AG (SZ)	258,399
		761,474

Office Electronics - 1.8%
12,000	Canon, Inc. (JA)	794,223

Oil & Gas Equipment & Services - 0.6%
6,000	Trican Well Service Limited (CA)*	273,568

Oil & Gas Exploration & Production - 2.0%
19,200	Eni SPA (IT)	546,311
2,200	Norsk Hydro ASA (NW)	304,810
		851,121

Other Diversified Financial Services - 2.9%
24,200	ING Groep NV (NE)	956,035
6,600	Sun Life Financial, Inc. (CA)	280,581
		1,236,616

Packaged Foods & Meats - 0.8%
1,090	Nestle SA Registered (SZ)	323,564

Paper Packaging - 0.5%
25,500	Rengo Company Limited (JA)	197,370

Pharmaceuticals - 11.9%
8,500	Astellas Pharma, Inc. (JA)	322,812
11,900	AstraZeneca Group PLC (UK)	599,548
7,400	Eisai Company Limited (JA)	322,532
24,500	GlaxoSmithKline PLC (UK)	640,592
6,759	Novartis AG (SZ)	375,874
8,980	Novo Nordisk AS Class B (DE)	558,534
4,220	Roche Holding AG (SZ)	628,290
9,300	Sanofi-Aventis (FR)	884,695
2,300	Schering AG (GE)	239,086
9,900	Takeda Pharmaceuticals Company Limited (JA)	564,393
		5,136,356

Railroads - 1.2%
11,000	Canadian National Railway Company (CA)	498,433

Semiconductor Equipment - 1.2%
1,800	Advantest Corporation (JA)	214,562
4,100	Tokyo Electron Limited (JA)	282,855
		497,417

Semiconductors - 0.5%
12,700	ATI Technologies, Inc. (CA)*	217,919

Soft Drinks - 0.9%
12,900	Coca-Cola Hellenic Bottling Company SA (GR)	400,819

Steel - 1.5%
7,300	JFE Holdings, Inc. (JA)	294,605
11,500	ThyssenKrupp AG (GE)	331,817
		626,422

Tires & Rubber - 1.6%
6,300	Continental AG (GE)	695,122

Tobacco - 1.7%
29,700	British American Tobacco PLC (UK)	719,281

Trading Companies & Distributors - 3.4%
46,000	Mitsubishi Corporation (JA)	1,047,409
28,000	Mitsui & Company Limited (JA)	404,894
		1,452,303

Wireless Telecommunication Services - 2.8%
7,000	Bouygues SA (FR)	371,970
118,900	China Mobile (Hong Kong) Limited (HK)	624,443
109,475	Vodafone Group PLC (UK)	229,182
		1,225,595

Total Common Stocks (Foreign)		41,770,718
(Cost - $30,108,188)

Preferred Stocks (Foreign) - 0.6%
Healthcare Equipment - 0.6%
1,500	Fresenius AG Preferred (GE)	269,480

Total Preferred Stocks (Foreign)		269,480
(Cost - $185,201)

Principal Amount		Amortized Cost

Corporate Short-Term Notes - 2.1%
Diversified Capital Markets - 2.1%
$900,000	UBS Finance LLC 4.83% 4/3/06	$899,759

Total Corporate Short-Term Notes		899,759
(Amortized Cost - $899,759)

Total Investments - 99.6%		42,939,957
(Total Cost - $31,193,148)
Other Assets and Liabilities - 0.4%		184,808
Net Assets - 100.0%		$43,124,765

NOTES TO STATEMENT OF INVESTMENTS

* Non-income producing.

Guide to Understanding Foreign Holdings
The following abbreviations are used throughout the Statement of Investments to indicate the country of origin on non-U.S. holdings.

AU Australia	IT Italy
AT Austria	JA Japan
BE Belgium	KR South Korea
CA Canada	NE Netherlands
DE Denmark	NW Norway
FI Finland	PT Portugal
FR France	SG Singapore
GE Germany	SP Spain
GR Greece	SW Sweden
HK Hong Kong	SZ Switzerland
IE Ireland	UK United Kingdom

Federal Tax Information

At March 31, 2006, the federal tax cost of the Fund's investments was $31,243,815. The gross tax appreciation was $11,833,496 and the gross tax depreciation was $137,354, resulting in net tax appreciation of $11,696,142.

Security Valuations

A domestic equity security listed or traded on a securities exchange or in the over-the-counter market is valued at its last sale price on the exchange or market where it is principally traded or, in the case of a security traded on Nasdaq, at its official closing price. Lacking any sales on that day, the security is valued at the current closing bid price, or by quotes from dealers making a market in the security if the closing bid price is not available, or in the case of written call options, at the mean between the highest bid and lowest asked quotations obtained from at least two securities dealers.

A foreign equity security traded on a foreign exchange is valued at the last quoted official closing price available before the time when the Fund's assets are valued, or at the last quoted sales price if the exchange does not provide an official closing price or if the foreign market has not yet closed. Lacking any sales that day, the security is valued at the current closing bid price, or by quotes from dealers making a market in the security if the closing bid price is not available. New York closing exchange rates are used to convert foreign currencies to U.S. dollars.

A debt security with a remaining maturity greater than 60 days at the time of purchase is valued in accordance with the evaluated bid price supplied by a pricing service approved by the Company's board of directors or, if such price is not available, at the mean between the highest bid and lowest asked quotations obtained from at least two securities dealers. A debt security with a remaining maturity of 60 days or less at the time of purchase is valued at amortized cost, which approximates market value, unless it is determined that amortized cost would not represent market value, in which case the securities would be marked to market. The Fund amortizes premiums and discounts on all debt securities.

If market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value, securities will be valued at their fair value as determined in good faith by the Company's board of directors or pursuant to procedures approved by the board of directors. These situations may include instances where an event occurs after the close of the market on which a security is traded but before the Fund calculates its net asset value, and it is determined that the event has materially affected the value of the security. Fair value of foreign equity securities may be determined with the assistance of a pricing service using correlations between the movement of prices of foreign securities and indexes of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs and futures contracts.

Using fair value to price securities requires the use of estimates, and as such, may result in a value that is different from a security's most recent closing price and from the prices used by other mutual funds to calculate their net asset values. In addition, it is possible that the fair value determined for a security may be different from the value that may be realized upon the security's sale, and that these differences may be material to the net asset value of the Fund.

Dreyfus Founders Mid-Cap Growth Fund
Statement of Investments
March 31, 2006 (unaudited)

Shares		Market Value

Common Stocks (Domestic) - 88.8%
Advertising - 2.3%
57,375	R.H. Donnelley Corporation*	$3,340,946

Agricultural Products - 1.9%
95,000	Corn Products International, Inc.	2,809,150

Airlines - 1.8%
100,000	AMR Corporation*	2,705,000

Alternative Carriers - 0.9%
267,000	Level 3 Communications, Inc.*	1,383,060

Apparel Retail - 1.3%
75,000	Urban Outfitters, Inc.*	1,840,500

Application Software - 3.5%
134,000	Altiris, Inc.*	2,949,340
75,500	Blackboard, Inc.*	2,144,955
		5,094,295

Automotive Retail - 1.9%
66,000	Advance Auto Parts, Inc.	2,748,240

Biotechnology - 2.4%
86,000	Senomyx, Inc.*	1,415,560
58,000	Vertex Pharmaceuticals, Inc.*	2,122,220
		3,537,780

Casinos & Gaming - 3.7%
94,000	Scientific Games Corporation*	3,302,220
27,200	Wynn Resorts Limited*	2,090,320
		5,392,540

Commercial Printing - 2.6%
233,500	Cenveo, Inc.*	3,871,430

Computer Storage & Peripherals - 2.9%
162,000	Seagate Technology*	4,265,460

Consumer Electronics - 2.6%
34,425	Harman International Industries, Inc.	3,825,650

Data Processing & Outsourced Services - 1.4%
49,000	Paychex, Inc.	2,041,340

Department Stores - 1.0%
26,725	Kohl's Corporation*	1,416,692

Electrical Components & Equipment - 2.3%
65,450	Thomas and Betts Corporation*	3,362,821

Electronic Equipment Manufacturers - 4.0%
100,000	Agilent Technologies, Inc.*	3,755,000
73,000	FLIR Systems, Inc.*	2,073,930
		5,828,930

General Merchandise Stores - 0.9%
51,500	Family Dollar Stores, Inc.	1,369,900

Healthcare Equipment - 0.9%
11,500	Intuitive Surgical, Inc.*	1,357,000

Healthcare Services - 2.8%
73,700	Omnicare, Inc.	4,052,763

Healthcare Supplies - 4.8%
82,000	Dade Behring Holdings, Inc.	2,928,220
70,700	DENTSPLY International, Inc.	4,111,205
		7,039,425

Home Entertainment Software - 1.2%
130,500	Activision, Inc.*	1,799,595

Home Furnishing Retail - 2.8%
106,000	Bed Bath & Beyond, Inc.*	4,070,400

Housewares & Specialties - 1.8%
79,500	Jarden Corporation*	2,611,575

Internet Software & Services - 0.6%
28,000	Akamai Technologies, Inc.*	920,920

Metal & Glass Containers - 2.7%
91,075	Ball Corporation	3,991,817

Oil & Gas Drilling - 1.0%
45,350	Patterson-UTI Energy, Inc.	1,449,386

Oil & Gas Equipment & Services - 3.3%
79,525	BJ Services Company	2,751,565
46,000	Weatherford International Limited*	2,104,500
		4,856,065

Oil & Gas Exploration & Production - 3.3%
44,500	Bill Barrett Corporation*	1,450,255
20,000	EOG Resources, Inc.	1,440,000
44,800	Newfield Exploration Company*	1,877,120
		4,767,375

Packaged Foods & Meats - 1.1%
40,500	J. M. Smucker Company	1,607,850

Pharmaceuticals - 5.9%
46,000	Covance, Inc.*	2,702,500
135,000	MGI Pharma, Inc.*	2,362,500
128,125	Theravance, Inc.*	3,592,625
		8,657,625

Real Estate Management & Development - 2.0%
36,950	CB Richard Ellis Group, Inc.*	2,981,865

Regional Banks - 0.9%
72,000	UCBH Holdings, Inc.	1,362,240

Semiconductors - 4.1%
124,000	Cypress Semiconductor Corporation*	2,101,800
98,400	Freescale Semiconductor, Inc. Class B*	2,732,568
29,650	Maxim Integrated Products, Inc.	1,101,498
		5,935,866

Specialized Finance - 0.6%
13,500	IntercontinentalExchange, Inc.*	932,175

Specialty Chemicals - 1.4%
31,100	Sigma-Aldrich Corporation	2,046,069

Steel - 4.7%
69,000	Allegheny Technologies, Inc.	4,221,420
25,850	Nucor Corporation	2,708,822
		6,930,242

Systems Software - 1.5%
47,500	MICROS Systems, Inc.*	2,188,325

Thrifts & Mortgage Finance - 0.5%
14,500	The PMI Group, Inc.	665,840

Trucking - 1.4%
93,100	J.B. Hunt Transport Services, Inc.	2,005,374

Wireless Telecommunication Services - 2.1%
100,050	American Tower Corporation*	3,033,516

Total Common Stocks (Domestic)		130,097,042
(Cost - $110,922,545)

Common Stocks (Foreign) - 8.2%
Healthcare Equipment - 1.9%
45,500	Mettler-Toledo International, Inc. (SZ)*	2,745,470

Investment Banking & Brokerage - 2.0%
65,150	Lazard Limited Class A (BD)	2,882,888

Multi-Line Insurance - 1.9%
47,000	Arch Capital Group Limited (BD)*	2,713,780

Pharmaceuticals - 2.4%
76,500	Shire PLC ADR (UK)	3,556,485

Total Common Stocks (Foreign)		11,898,623
(Cost - $9,868,915)

Principal Amount		Amortized Cost

Corporate Short-Term Notes - 2.5%
Diversified Capital Markets - 2.5%
$3,600,000	UBS Finance LLC 4.83% 4/3/06	$3,599,034

Total Corporate Short-Term Notes		3,599,034
(Amortized Cost - $3,599,034)

Total Investments - 99.5%		145,594,699
(Total Cost - $124,390,494)
Other Assets and Liabilities - 0.5%		724,181
Net Assets - 100.0%		$146,318,880

NOTES TO STATEMENT OF INVESTMENTS

* Non-income producing.

ADR - American Depositary Receipt
BD - Bermuda
SZ - Switzerland
UK - United Kingdom

Federal Tax Information

At March 31, 2006, the federal tax cost of the Fund's investments was $124,452,149. The gross tax appreciation was $22,222,746 and the gross tax depreciation was $1,080,196, resulting in net tax appreciation of $21,142,550.

Security Valuations

A domestic equity security listed or traded on a securities exchange or in the over-the-counter market is valued at its last sale price on the exchange or market where it is principally traded or, in the case of a security traded on Nasdaq, at its official closing price. Lacking any sales on that day, the security is valued at the current closing bid price, or by quotes from dealers making a market in the security if the closing bid price is not available, or in the case of written call options, at the mean between the highest bid and lowest asked quotations obtained from at least two securities dealers.

A foreign equity security traded on a foreign exchange is valued at the last quoted official closing price available before the time when the Fund's assets are valued, or at the last quoted sales price if the exchange does not provide an official closing price or if the foreign market has not yet closed. Lacking any sales that day, the security is valued at the current closing bid price, or by quotes from dealers making a market in the security if the closing bid price is not available. New York closing exchange rates are used to convert foreign currencies to U.S. dollars.

A debt security with a remaining maturity greater than 60 days at the time of purchase is valued in accordance with the evaluated bid price supplied by a pricing service approved by the Company's board of directors or, if such price is not available, at the mean between the highest bid and lowest asked quotations obtained from at least two securities dealers. A debt security with a remaining maturity of 60 days or less at the time of purchase is valued at amortized cost, which approximates market value, unless it is determined that amortized cost would not represent market value, in which case the securities would be marked to market. The Fund amortizes premiums and discounts on all debt securities.

If market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value, securities will be valued at their fair value as determined in good faith by the Company's board of directors or pursuant to procedures approved by the board of directors. These situations may include instances where an event occurs after the close of the market on which a security is traded but before the Fund calculates its net asset value, and it is determined that the event has materially affected the value of the security. Fair value of foreign equity securities may be determined with the assistance of a pricing service using correlations between the movement of prices of foreign securities and indexes of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs and futures contracts.

Using fair value to price securities requires the use of estimates, and as such, may result in a value that is different from a security's most recent closing price and from the prices used by other mutual funds to calculate their net asset values. In addition, it is possible that the fair value determined for a security may be different from the value that may be realized upon the security's sale, and that these differences may be material to the net asset value of the Fund.

Dreyfus Founders Money Market Fund
Statement of Investments
March 31, 2006 (unaudited)

Principal Amount		Amortized Cost

U.S. Agency Discount Notes - 4.4%
Government Securities - 4.4%
$1,300,000	Federal National Mortgage Association 4.44% 6/14/06	$1,288,134

Total U.S. Agency Discount Notes		1,288,134
(Cost - $1,288,134)

Corporate Short-Term Notes - 95.5%
Air Freight & Logistics - 1.9%
560,000	United Parcel Service, Inc. 4.74% 4/3/06	559,853

Automobile Manufacturers - 3.5%
1,040,000	Toyota Motor Credit 4.74% 5/11/06	1,034,523

Brewers - 4.4%
1,300,000	Anheuser-Busch Company 4.78% 6/22/06~	1,285,846

Construction, Farm Machinery & Heavy Trucks - 4.7%
1,400,000	Paccar Financial Corporation 4.79% 6/13/06	1,386,402

Diversified Banks - 4.7%
1,400,000	HSBC Finance Corporation 4.49% 4/4/06	1,399,476

Diversified Capital Markets - 4.0%
	UBS Finance LLC:
400,000	4.50% 4/17/06	399,200
400,000	4.70% 7/17/06	394,412
400,000	4.75% 4/20/06	398,997
		1,192,609

Diversified Chemicals - 3.4%
1,000,000	E.I. du Pont de Nemours and Company 4.55% 4/11/06~	998,736

Electronic Equipment Manufacturers - 1.3%
400,000	Hitachi America Capital 4.83% 5/31/06~	396,780

General Merchandise Stores - 3.0%
900,000	Wal-Mart Stores, Inc. 4.67% 4/18/06~	898,015

Household Appliances - 4.7%
1,400,000	Stanley Works, Inc. 4.60% 4/24/06~	1,395,886

Industrial Conglomerates - 7.8%
1,100,000	3M Company 4.65% 5/18/06	1,093,322
1,200,000	G.E. Capital Services 4.72% 4/26/06	1,196,067
		2,289,389
Integrated Oil & Gas - 4.4%
1,300,000	Chevron Funding Corporation 4.57% 4/12/06	1,298,185

Multi-Line Insurance - 6.1%
1,000,000	AIG Funding, Inc. 4.66% 4/19/06	997,670
500,000	American Family Financial Services 4.83% 8/28/06	490,004
300,000	American General Finance 4.75% 4/28/06	298,931
		1,786,605
Other Diversified Financial Services - 11.5%
400,000	American Express Company 4.65% 4/20/06	399,018
	Merrill Lynch & Company:
1,100,000	4.63% 4/7/06	1,099,151
300,000	4.77% 4/3/06	299,921
300,000	Morgan Stanley 4.53% 4/3/06	299,925
1,300,000	National Rural Utilities Cooperative Finance 4.58% 4/10/06	1,298,512
		3,396,527
Packaged Foods & Meats - 4.1%
1,200,000	Hershey Foods Corporation 4.72% 5/1/06~	1,195,280

Publishing - 4.7%
1,400,000	Gannett Company 4.73% 4/5/06~	1,399,284

Special Purpose Entity - 21.3%
1,300,000	CAFCO LLC 4.73% 4/27/06~	1,295,559
1,300,000	Ciesco LLC 4.65% 4/25/06~	1,295,970
	Metlife Funding, Inc.:
600,000	4.55% 5/8/06	597,194
800,000	4.80% 6/21/06	791,360
1,100,000	Nestle Capital Corporation 4.56% 4/6/06~	1,099,303
1,200,000	Prudential Funding 4.61% 4/13/06	1,198,156
		6,277,542

Total Corporate Short-Term Notes		28,190,938
(Amortized Cost - $28,190,938)

Total Investments - 99.9%		29,479,072
(Total Cost - $29,479,072)
Other Assets and Liabilities - 0.1%		38,113
Net Assets - 100.0%		$29,517,185

NOTES TO STATEMENT OF INVESTMENTS

~ Security was acquired pursuant to Section 4(2) of the Securities Act of 1933 and may be deemed to be restricted for resale. These securities amounted to $11,260,659, or 38.1%, of the Fund's net assets as of March 31, 2006

Federal Tax Information

At March 31, 2006, the federal tax cost of the Fund's investments was $29,479,072.

Security Valuations

The Company’s board of directors has adopted a policy that requires that Money Market Fund use its best efforts, under normal circumstances, to maintain a constant net asset value of $1.00 per share using the amortized cost method. The amortized cost method involves valuing each security at its cost and thereafter accruing any discount or premium at a constant rate to maturity.

Dreyfus Founders Passport Fund
Statement of Investments
March 31, 2006 (unaudited)

Shares		Market Value

Common Stocks (Foreign) - 97.7%
Advertising - 0.8%
9,300	Publicis Groupe (FR)	$362,901
14,520	SR Teleperformance (FR)	533,151
		896,052

Aerospace & Defense - 1.1%
22,339	Chemring Group PLC (UK)	459,510
34,000	Japan Aviation Electronics Industry Limited (JA)	500,034
5,200	Zodiac SA (FR)	337,445
		1,296,989

Agricultural Products - 0.4%
32,000	Cermaq ASA (NW)*	422,363

Air Freight & Logistics - 0.3%
61,500	Wincanton PLC (UK)	343,507

Airlines - 0.4%
100,200	British Airways PLC (UK)*	614,935

Alternative Carriers - 0.7%
158,300	Carphone Warehouse PLC (UK)	849,804

Apparel Retail - 0.8%
4,610	Charles Voegele Holding AG (SZ)	402,053
15,450	Xebio Company Limited (JA)	532,940
		934,993

Apparel, Accessories & Luxury Goods - 0.6%
14,500	Gildan Activewear, Inc. (CA)*	685,829

Application Software - 0.4%
13,400	Nippon System Development Company (JA)	466,780

Asset Management & Custody Banks - 0.8%
30,000	Azimut Holding SPA (IT)	375,182
26,100	Schroder's PLC (UK)	539,140
		914,322

Auto Parts & Equipment - 1.7%
15,100	Exedy Corporation (JA)	488,794
14,700	Futaba Industrial Company Limited (JA)	359,694
40,100	Keihin Corporation (JA)	1,097,043
		1,945,531

Biotechnology - 0.3%
4,000	Actelion Limited (SZ)*	397,331

Brewers - 0.3%
17,500	Wolverhampton & Dudley Breweries PLC (UK)	388,855

Broadcasting & Cable TV - 0.3%
12,200	Astral Media, Inc. (CA)	347,437

Building Products - 0.3%
400	Geberit AG (SZ)	381,990

Commercial Printing - 0.4%
27,500	Toppan Forms Company Limited (JA)	459,346

Commodity Chemicals - 0.7%
28,000	Asahi Denka Company Limited (JA)	439,626
6,360	Honam Petrochemical Corporation (KR)	386,208
		825,834

Communications Equipment - 1.2%
3,900	Option NV (BE)*	393,214
47,100	Tandberg Television ASA (NW)*	988,197
		1,381,411

Computer Hardware - 0.4%
3,300	Wincor Nixdorf AG (GE)	414,739

Computer Storage & Peripherals - 0.4%
469,000	Jurong Technologies Industrial Corporation Limited (SG)	464,385

Construction & Engineering - 6.4%
20,300	ACS, Actividades de Construccion y Servicios SA (SP)	788,679
45,000	Comsys Holdings Corporation (JA)	642,693
6,300	Eiffage SA (FR)	1,035,240
11,500	Hyundai Development Company (KR)	526,117
26,145	Kier Group PLC (UK)	763,092
8,500	Koninklijke BAM Groep NV (NE)	862,155
55,000	Kyowa Exeo Corporation (JA)	714,019
27,600	Morgan Sindall PLC (UK)	606,567
11,531	Speedy Hire PLC (UK)	185,305
6,800	Vinci SA (FR)	670,359
25,800	YIT Oyj (FI)	699,714
		7,493,940

Construction Materials - 0.8%
3,300	Ciments Francais SA (FR)	517,075
4,600	Imerys SA (FR)	387,421
		904,496

Construction, Farm Machinery & Heavy Trucks - 1.3%
5,500	Aker Yards AS (NW)	410,385
22,700	Hitachi Construction Machinery Company Limited (JA)	597,876
6,100	Hyundai Mipo Dockyard Company Limited (KR)	524,866
		1,533,127

Consumer Finance - 1.1%
8,200	Sanyo Shinpan Finance Company Limited (JA)	508,581
15,800	Sumisho Lease Company Limited (JA)	778,590
		1,287,171

Department Stores - 0.9%
5,100	Hyundai Department Store Company Limited (KR)	476,616
17,500	Izumi Company Limited (JA)	627,443
		1,104,059

Distillers & Vintners - 0.9%
99,500	C&C Group PLC (IE)	675,230
43,100	Davide Campari - Milano SPA (IT)	379,710
		1,054,940

Distributors - 0.8%
13,600	Inchcape PLC (UK)	615,969
173,700	Pacific Brands Limited (AU)	297,210
		913,179

Diversified Banks - 4.6%
75,700	Banco BPI SA (PT)	539,404
20,000	Banco de Sabadell SA (SP)	656,810
32,000	Banco Popolare de Verona e Novara Scrl (IT)	846,922
41,380	Banco Popolare di Milano (IT)	488,416
40,600	Credito Emiliano SPA (IT)	557,438
8,500	Deutsche Postbank AG (GE)	617,105
9,400	Jyske Bank AS (DE)*	517,490
3,500	Natexis Banques Populaires (FR)	944,983
40,500	Wing Hang Bank Limited (HK)	340,058
		5,508,626

Diversified Capital Markets - 1.4%
41,700	Close Brothers Group PLC (UK)	772,638
107,400	Record Investments Limited (AU)	815,034
		1,587,672

Diversified Chemicals - 1.7%
114,000	Mitsubishi Gas Chemical Company, Inc. (JA)	1,390,858
36,000	Nissan Chemical Industries Limited (JA)	611,113
		2,001,971

Diversified Commercial & Professional Services - 0.4%
80,700	Downer EDI Limited (AU)	512,463

Diversified Metals & Mining - 1.6%
39,900	Inmet Mining Corporation (CA)	1,188,220
29,500	Vedanta Reources PLC (UK)	722,637
		1,910,857

Electric Utilities - 1.7%
153,540	International Power PLC (UK)	754,896
185,400	Terna SPA (IT)	487,540
12,300	Union Electrica Fenosa SA (SP)	467,585
20,800	Viridian Group PLC (UK)	354,858
		2,064,879

Electrical Components & Equipment - 1.2%
57,000	Dainippon Screen Manufacturing Company Limited (JA)	603,900
12,040	Leoni AG (GE)	426,769
5,400	Nexans SA (FR)	420,444
		1,451,113

Electronic Equipment Manufacturers - 1.9%
39,400	CSR PLC (UK)*	821,404
12,600	Intops Company Limited (KR)	447,406
72,000	Laird Group PLC (UK)	558,513
35,000	Yaskawa Electric Corporation (JA)	395,200
		2,222,523

Environmental & Facilities Services - 0.4%
14,500	Asahi Pretec Corporation (JA)	453,356

Fertilizers & Agricultural Chemicals - 0.4%
2,910	Syngenta AG (SZ)*	408,922

Food Retail - 0.4%
8,100	Delhaize Group (BE)	581,095

General Merchandise Stores - 1.0%
5,600	Don Quijote Company Limited (JA)	422,974
9,000	Ryohin Keikaku Company Limited (JA)	754,715
		1,177,689

Gold - 0.9%
561,860	Oxiana Limited (AU)*	1,078,025

Healthcare Distributors - 0.4%
27,060	Alliance Unichem PLC (UK)	421,226

Healthcare Equipment - 2.3%
4,200	Amplifon SPA (IT)	366,457
6,000	Biomerieux (FR)	338,100
14,100	Cochlear Limited (AU)	536,422
23,400	Getinge AB Class B (SW)	378,558
6,400	Phonak Holding AG (SZ)	364,256
15,200	Sysmex Corporation (JA)	662,498
		2,646,291

Healthcare Facilities - 0.3%
44,000	Ramsay Health Care Limited (AU)	315,006

Home Improvement Retail - 0.9%
32,910	Grafton Group PLC Units (IE)*	431,914
23,800	Nobia AB (SW)	617,269
		1,049,183

Homebuilding - 1.3%
21,900	Barratt Developments PLC (UK)	402,920
16,600	Fadesa Inmobiliaria SA (SP)	598,461
20,300	Persimmon PLC (UK)	468,353
		1,469,734

Hotels, Resorts & Cruise Lines - 1.3%
147,000	First Choice Holidays PLC (UK)	549,718
1,200	Kuoni Reisen Holding AG (SZ)*	622,229
3,800	Pierre & Vacances (FR)	400,630
		1,572,577

Household Appliances - 0.4%
13,600	Makita Corporation (JA)	419,439

Human Resource & Employment Services - 1.1%
107,100	Michael Page International PLC (UK)	634,487
8,600	USG People NV (NE)	622,698
		1,257,185

Industrial Conglomerates - 1.4%
9,900	Aalberts Industries NV (NE)	730,023
61,400	Cookson Group PLC (UK)*	551,491
59,400	Tomkins PLC (UK)	346,999
		1,628,513

Industrial Machinery - 5.0%
44,700	Charter PLC (UK)*	571,175
800	Fischer Georg AG (SZ)*	356,524
41,000	Makino Milling Machine Company Limited (JA)	515,548
8,000	Man AG (GE)	556,471
18,700	Mori Seiki Company Limited (JA)	394,019
86,000	Nachi-Fujikoshi Corporation (JA)	555,310
52,000	NTN Corporation (JA)	412,201
30,900	OSG Corporation (JA)	657,642
1,500	Rieter Holding AG (SZ)	598,297
700	Sulzer AG (SZ)	477,602
62,000	Toshiba Machine Company Limited (JA)	724,299
		5,819,088

Insurance Brokers - 0.4%
8,700	April Group (FR)	442,591

Integrated Oil & Gas - 0.4%
22,730	Enagas (SP)	450,358

Internet Software & Services - 0.7%
10,070	Iliad SA (FR)	849,336

Investment Banking & Brokerage - 0.2%
11,700	Canaccord Capital, Inc. (CA)	208,374

IT Consulting & Other Services - 1.3%
16,670	Alten (FR)*	561,188
16,000	Hitachi Information Systems Limited (JA)	372,472
176,200	Northgate Information Solutions PLC (UK)*	247,188
125,000	WM Data AB Class B (SW)	409,257
		1,590,105

Leisure Products - 0.4%
64,350	Sportingbet PLC (UK)	419,236

Life & Health Insurance - 0.4%
4,700	CNP Assurances (FR)	473,873

Multi-Line Insurance - 1.3%
71,200	Amlin PLC (UK)	343,878
13,590	Fondiaria-Sai SPA (IT)	542,974
81,600	Milano Assicurazioni SPA (IT)	594,300
		1,481,152

Office Services & Supplies - 0.6%
39,300	Buhrmann NV (NE)	695,322

Oil & Gas Drilling - 0.7%
19,700	Ensign Energy Services, Inc. (CA)	757,368

Oil & Gas Equipment & Services - 2.6%
18,200	Fugro NV (NE)	700,254
5,100	SBM Offshore NV (NE)	511,421
10,500	TGS Nopec Geophysical Company ASA (NW)*	643,272
28,300	Trican Well Service Limited (CA)*	1,290,329
		3,145,276

Oil & Gas Exploration & Production - 1.1%
30,600	Burren Energy PLC (UK)	506,899
234,500	Hardman Resources Limited (AU)*	362,629
81,300	Tullow Oil PLC (UK)	478,817
		1,348,345

Oil & Gas Refining & Marketing - 1.0%
67,000	Cosmo Oil Company Limited (JA)	351,223
17,700	ERG SPA (IT)	463,306
101,000	Singapore Petroleum Company Limited (SG)	325,020
		1,139,549

Other Diversified Financial Services - 0.7%
3,600	Home Capital Group, Inc. (CA)	107,578
136	Kenedix (JA)	719,864
		827,442

Packaged Foods & Meats - 1.1%
1,950	Barry Callebaut AG (SZ)	804,710
29,100	IAWS Group PLC (IE)	504,630
		1,309,340

Paper Packaging - 0.3%
43,000	Rengo Company Limited (JA)	332,821

Personal Products - 0.8%
588,000	Hengan International Group Company Limited (HK)	932,106

Pharmaceuticals - 2.1%
39,000	Dainippon Sumitomo Pharma Company Limited (JA)	432,744
2,900	Hanmi Pharmaceutical Industrial Company Limited (KR)	401,451
72,500	Recordati SPA (IT)	567,559
10,300	Stada Arzneimittel AG (GE)	444,103
23,000	Tsumura & Company (JA)	605,777
		2,451,634

Photographic Products - 0.4%
25,100	Tamron Company Limited (JA)	409,448

Property & Casualty Insurance - 2.1%
36,760	Admiral Group PLC (UK)	401,065
33,020	Dongbu Insurance Company Limited (KR)	638,921
8,100	Euler Hermes SA (FR)	1,020,843
22,300	Kingsway Financial Services, Inc. (CA)	452,530
		2,513,359

Publishing - 2.4%
30,000	EMAP PLC (UK)	459,173
38,800	Eniro AB (SW)	448,353
63,310	Informa PLC (UK)	528,775
5,000	Lagardere SCA (FR)	390,511
40,300	United Business Media PLC (UK)	507,951
18,300	Wolters Kluwer NV (NE)	456,391
		2,791,154

Real Estate Investment Trusts - 0.1%
700	Cofinimmo (BE)	116,638

Real Estate Management & Development - 3.2%
1,220,000	China Overseas Land & Investment Limited (HK)	833,333
38,300	Inmobiliaria Urbis SA (SP)	898,091
6,100	Pirelli & C. Real Estate SPA (IT)	415,069
47,100	Urban Corporation (JA)	751,519
18,900	Vivacon AG (GE)	819,718
		3,717,730

Regional Banks - 1.2%
1,500	Banque Cantonale Vaudoise (SZ)	483,240
38,100	Pusan Bank (KR)	556,834
27,000	Suruga Bank Limited (JA)	364,970
		1,405,044

Restaurants - 1.3%
37,000	Enterprise Inns PLC (UK)	611,953
42,900	Greene King PLC (UK)	558,237
110,832	Restaurant Group PLC (UK)	390,877
		1,561,067

Semiconductor Equipment - 0.9%
15,800	Silicon-On-Insulator Technologies (FR)*	537,453
12,600	Ulvac, Inc. (JA)	523,483
		1,060,936

Semiconductors - 1.3%
1,404,000	Solomon Systech International Limited (HK)	678,549
495,000	STATS ChipPAC Limited (SG)*	395,167
53,100	Wolfson Microelectronics PLC (UK)*	408,213
		1,481,929

Soft Drinks - 0.3%
14,300	Kirin Beverage Corporation (JA)	348,084

Specialized Finance - 1.4%
6,500	Deutsche Boerse AG (GE)	937,427
22,700	Ricoh Leasing Company Limited (JA)	649,949
		1,587,376

Specialty Chemicals - 2.9%
12,940	Koninklijke DSM NV (NE)	590,862
75,000	Nippon Shokubai Company Limited (JA)	891,461
700	Sika AG (SZ)*	719,491
4,710	Umicore (BE)	652,391
40,800	Victrex PLC (UK)	523,822
		3,378,027

Specialty Stores - 0.3%
55,000	WH Smith PLC (UK)	394,393

Steel - 3.4%
4,400	Boehler-Uddeholm AG (AT)	906,447
11,100	IPSCO, Inc. (CA)	1,150,203
27,500	Rautaruukki Oyj (FI)	1,015,754
1,040	Vallourec SA (FR)	1,004,460
		4,076,864

Systems Software - 0.4%
8,300	Software AG (GE)	460,664

Thrifts & Mortgage Finance - 0.3%
5,300	Hypo Real Estate Holding AG (GE)	364,166

Tires & Rubber - 0.8%
8,200	Continental AG (GE)	904,762

Trading Companies & Distributors - 1.6%
21,000	Hitachi High-Technologies Corporation (JA)	554,885
43,400	SIG PLC (UK)	677,465
10,930	Univar NV (NE)	615,905
		1,848,255

Wireless Telecommunication Services - 0.8%
19,600	MobilCom AG (GE)	471,236
283,000	MobileOne Limited (SG)	411,566
		882,802

Total Common Stocks (Foreign)		114,437,704
(Cost - $91,594,436)

Preferred Stocks (Foreign) - 1.4%
Apparel, Accessories & Luxury Goods - 0.4%
10,000	Hugo Boss AG Preferred (GE)	417,838

Healthcare Equipment - 0.4%
3,300	Fresenius AG Preferred (GE)	592,856

Household Products - 0.6%
6,190	Henkel KGAA Preferred (GE)	724,167

Total Preferred Stocks (Foreign)		1,734,861
(Cost - $1,413,820)

Units		Market Value

Foreign Rights and Warrants - 0.0%
Electronic Equipment Manufacturers - 0.0%
6,800	Vinci SA Rights, expire 4/13/06 (FR)*	$14,586

Total Foreign Rights and Warrants		14,586
(Cost - $9,361)

Principal Amount		Amortized Cost

Corporate Short-Term Notes - 1.0%
Diversified Capital Markets - 1.0%
$1,200,000	UBS Finance LLC 4.83% 4/3/06	$1,199,678

Total Corporate Short-Term Notes		1,199,678
(Amortized Cost - $1,199,678)

Total Investments - 100.1%		117,386,829
(Total Cost - $94,217,295)
Other Assets and Liabilities - (0.1%)		(64,150)
Net Assets - 100.0%		$117,322,679

NOTES TO STATEMENT OF INVESTMENTS

* Non-income producing.

Guide to Understanding Foreign Holdings
The following abbreviations are used throughout the Statement of Investments to indicate the country of origin on non-U.S. holdings.

AU Australia	IT Italy
AT Austria	JA Japan
BE Belgium	KR South Korea
CA Canada	NE Netherlands
DE Denmark	NW Norway
FI Finland	PT Portugal
FR France	SG Singapore
GE Germany	SP Spain
GR Greece	SW Sweden
HK Hong Kong	SZ Switzerland
IE Ireland	UK United Kingdom

Federal Tax Information

At March 31, 2006, the federal tax cost of the Fund's investments was $94,284,470. The gross tax appreciation was $23,545,562 and the gross tax depreciation was $443,203, resulting in net tax appreciation of $23,102,359.

Security Valuations

A domestic equity security listed or traded on a securities exchange or in the over-the-counter market is valued at its last sale price on the exchange or market where it is principally traded or, in the case of a security traded on Nasdaq, at its official closing price. Lacking any sales on that day, the security is valued at the current closing bid price, or by quotes from dealers making a market in the security if the closing bid price is not available, or in the case of written call options, at the mean between the highest bid and lowest asked quotations obtained from at least two securities dealers.

A foreign equity security traded on a foreign exchange is valued at the last quoted official closing price available before the time when the Fund's assets are valued, or at the last quoted sales price if the exchange does not provide an official closing price or if the foreign market has not yet closed. Lacking any sales that day, the security is valued at the current closing bid price, or by quotes from dealers making a market in the security if the closing bid price is not available. New York closing exchange rates are used to convert foreign currencies to U.S. dollars.

A debt security with a remaining maturity greater than 60 days at the time of purchase is valued in accordance with the evaluated bid price supplied by a pricing service approved by the Company's board of directors or, if such price is not available, at the mean between the highest bid and lowest asked quotations obtained from at least two securities dealers. A debt security with a remaining maturity of 60 days or less at the time of purchase is valued at amortized cost, which approximates market value, unless it is determined that amortized cost would not represent market value, in which case the securities would be marked to market. The Fund amortizes premiums and discounts on all debt securities.

If market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value, securities will be valued at their fair value as determined in good faith by the Company's board of directors or pursuant to procedures approved by the board of directors. These situations may include instances where an event occurs after the close of the market on which a security is traded but before the Fund calculates its net asset value, and it is determined that the event has materially affected the value of the security. Fair value of foreign equity securities may be determined with the assistance of a pricing service using correlations between the movement of prices of foreign securities and indexes of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs and futures contracts.

Using fair value to price securities requires the use of estimates, and as such, may result in a value that is different from a security's most recent closing price and from the prices used by other mutual funds to calculate their net asset values. In addition, it is possible that the fair value determined for a security may be different from the value that may be realized upon the security's sale, and that these differences may be material to the net asset value of the Fund.

Dreyfus Founders Worldwide Growth Fund
Statement of Investments
March, 31 2006 (unaudited)

Shares		Market Value

Common Stocks (Domestic) - 48.6%
Airlines - 1.8%
16,438	AMR Corporation*	$444,648
23,725	Continental Airlines, Inc. Class B*	638,203
		1,082,851

Apparel Retail - 0.5%
12,300	Urban Outfitters, Inc.*	301,842

Broadcasting & Cable TV - 0.9%
20,874	Comcast Corporation Special Class A*	545,229

Communications Equipment - 2.3%
39,300	Cisco Systems, Inc.*	851,631
15,275	Juniper Networks, Inc.*	292,058
3,775	QUALCOMM, Inc.	191,053
		1,334,742

Computer & Electronics Retail - 1.2%
12,976	Best Buy Company, Inc.	725,748

Computer Hardware - 3.5%
13,702	Apple Computer, Inc.*	859,389
6,900	Diebold, Inc.	283,590
27,548	Hewlett-Packard Company	906,329
		2,049,308

Computer Storage & Peripherals - 1.4%
33,975	Seagate Technology*	894,562

Consumer Finance - 1.2%
13,743	SLM Corporation	713,811

Department Stores - 3.1%
9,975	Federated Department Stores, Inc.	728,175
5,525	J.C. Penney Company, Inc.	333,765
14,151	Kohl's Corporation*	750,145
		1,812,085

Diversified Chemicals - 0.4%
6,825	E.I. du Pont de Nemours and Company	288,083

Food Distributors - 0.8%
14,425	Sysco Corporation	462,321

Food Retail - 1.5%
34,875	Safeway, Inc.	876,060

General Merchandise Stores - 2.4%
43,275	Family Dollar Stores, Inc.	1,151,115
5,450	Target Corporation	283,455
		1,434,570

Healthcare Equipment - 0.3%
1,675	Intuitive Surgical, Inc.*	197,650

Home Entertainment Software - 1.0%
20,725	Activision, Inc.*	285,798
5,250	Electronic Arts, Inc.*	287,280
		573,078

Home Improvement Retail - 1.5%
20,588	Home Depot, Inc.	870,872

Household Products - 2.6%
15,466	Clorox Company	925,640
10,697	Colgate-Palmolive Company	610,799
		1,536,439

Hypermarkets & Super Centers - 0.5%
6,595	Wal-Mart Stores, Inc.	311,548

Industrial Conglomerates - 1.3%
21,533	General Electric Company	748,918

Integrated Oil & Gas - 1.4%
2,888	ConocoPhillips	182,377
10,321	ExxonMobil Corporation	628,136
		810,513

Integrated Telecommunication Services - 1.1%
25,355	Sprint Nextel Corporation	655,173

Internet Retail - 0.5%
7,250	eBay, Inc.*	283,185

Internet Software & Services - 0.3%
484	Google, Inc. Class A*	188,760

Investment Banking & Brokerage - 0.8%
2,995	Goldman Sachs Group, Inc.	470,095

IT Consulting & Other Services - 1.0%
18,535	Accenture Limited Class A	557,347

Movies & Entertainment - 1.0%
9,555	Pixar, Inc.*	612,858

Multi-Line Insurance - 0.9%
8,925	Assurant, Inc.	439,556
2,075	Genworth Financial, Inc. Class A	69,367
		508,923

Other Diversified Financial Services - 1.0%
13,369	JPMorgan Chase & Company	556,685

Personal Products - 1.7%
15,450	Avon Products, Inc.	481,577
13,205	Estee Lauder Companies, Inc. Class A	491,094
		972,671

Pharmaceuticals - 3.0%
9,733	Johnson & Johnson	576,388
22,763	Pfizer, Inc.	567,254
13,387	Wyeth	649,537
		1,793,179

Railroads - 0.8%
4,910	Union Pacific Corporation	458,349

Semiconductors - 2.4%
17,025	Freescale Semiconductor, Inc. Class B*	472,784
13,733	Intel Corporation	265,734
19,085	Linear Technology Corporation	669,502
		1,408,020

Specialty Chemicals - 0.5%
6,075	Rohm and Haas Company	296,885

Steel - 0.7%
3,623	Nucor Corporation	379,654

Systems Software - 2.3%
11,300	Adobe Systems, Inc.	394,596
35,279	Microsoft Corporation	959,942
		1,354,538

Thrifts & Mortgage Finance - 1.0%
12,371	The PMI Group, Inc.	568,076

Total Common Stocks (Domestic)		28,634,628
(Cost - $25,353,215)

Common Stocks (Foreign) - 50.7%
Airlines - 0.6%
56,200	British Airways PLC (UK)*	344,904

Apparel, Accessories & Luxury Goods - 1.1%
15,100	Billabong International Limited (AU)	164,318
6,656	Compagnie Financiere Richemont AG (SZ)	319,092
4,000	Gildan Activewear, Inc. (CA)*	189,194
		672,604

Application Software - 0.8%
45,348	Sage Group PLC (UK)	216,853
1,091	SAP AG (GE)	237,053
		453,906

Asset Management & Custody Banks - 0.3%
9,341	Schroder's PLC (UK)	192,954

Auto Parts & Equipment - 0.4%
6,200	Denso Corporation (JA)	244,945

Automobile Manufacturers - 1.2%
2,852	DaimlerChrysler AG (GE)	163,855
8,300	Honda Motor Company Limited (JA)	514,078
		677,933

Biotechnology - 0.4%
7,500	CSL Limited (AU)	293,707

Brewers - 1.2%
8,926	InBev NV (BE)	418,609
6,000	Orkla ASA (NW)	297,546
		716,155

Broadcasting & Cable TV - 0.6%
5,800	Shaw Communications, Inc. Class B (CA)	138,308
77	TV Asahi Corporation (JA)	198,224
		336,532

Communications Equipment - 1.2%
20,950	Nokia Oyj (FI)	433,623
66,000	Telefonaktiebolaget LM Ericsson (SW)	250,831
		684,454

Computer & Electronics Retail - 0.6%
2,900	Yamada Denki (JA)	334,350

Computer Hardware - 1.0%
34,000	Fujitsu Limited (JA)	286,848
51,000	Toshiba Corporation (JA)	296,381
		583,229

Construction Materials - 0.7%
28,545	Rinker Group Limited (AU)	405,655

Consumer Electronics - 0.8%
16,000	Matsushita Electric Industrial Company Limited (JA)	355,480
3,000	Sony Corporation (JA)	138,912
		494,392

Consumer Finance - 0.3%
2,420	Sanyo Shinpan Finance Company Limited (JA)	150,093

Department Stores - 0.3%
7,000	Next PLC (UK)	200,660

Distillers & Vintners - 0.4%
13,497	Diageo PLC (UK)	212,561

Diversified Banks - 3.6%
60,097	Banca Intesa SPA (IT)	359,038
11,693	Banco Santander Central Hispano SA (SP)	170,747
14,953	Barclays PLC (UK)	174,963
4,084	BNP Paribas SA (FR)	379,349
25,669	Capitalia SPA (IT)	213,390
13,903	HBOS PLC (UK)	232,119
4,900	Royal Bank of Scotland Group PLC (UK)	159,446
2,866	Societe Generale (FR)	431,011
		2,120,063

Diversified Capital Markets - 1.3%
9,667	Credit Suisse Group (SZ)	542,411
2,028	UBS AG (SZ)	222,758
		765,169

Diversified Chemicals - 0.8%
5,791	BASF AG (GE)	453,904

Diversified Metals & Mining - 2.6%
22,389	BHP Billiton Limited (AU)	448,806
6,300	Teck Cominco Limited Class B (CA)	405,328
11,100	Vedanta Reources PLC (UK)	271,908
13,046	Xstrata PLC (UK)	422,250
		1,548,292

Electric Utilities - 1.1%
2,650	E.ON AG (GE)	291,750
78,211	International Power PLC (UK)	384,533
		676,283

Electrical Components & Equipment - 1.1%
2,254	Schneider Electric SA (FR)	243,373
27,100	Sumitomo Electric Industries Limited (JA)	429,410
		672,783

Electronic Equipment Manufacturers - 0.6%
9,300	Hoya Corporation (JA)	375,319

Food Retail - 0.8%
2,200	Delhaize Group (BE)	157,828
18,600	Koninklijke Ahold NV (NE)*	146,285
12,500	Woolworths Limited (AU)	168,510
		472,623

Heavy Electrical Equipment - 0.3%
21,000	Mitsubishi Electric Corporation (JA)	178,241

Hotels, Resorts & Cruise Lines - 0.2%
33,600	First Choice Holidays PLC (UK)	125,650

Industrial Machinery - 0.3%
2,800	Man AG (GE)	194,765

Integrated Oil & Gas - 2.5%
17,100	BG Group PLC (UK)	213,750
47,027	BP PLC (UK)	540,043
5,011	Repsol YPF SA (SP)	142,339
5,847	Royal Dutch Shell PLC Class A (NE)	182,643
1,412	Total SA (FR)	372,507
		1,451,282

Integrated Telecommunication Services - 1.9%
72,371	BT Group PLC (UK)	279,124
14,000	Koninklijke KPN NV (NE)	157,780
22,800	Telefonica SA (SP)	357,804
28,800	Telenor ASA (NW)	309,814
		1,104,522

Investment Banking & Brokerage - 0.9%
24,200	Daiwa Securities Group, Inc. (JA)	324,654
8,100	Nomura Holdings, Inc. (JA)	180,650
		505,304

Life & Health Insurance - 0.3%
51,468	Old Mutual PLC (UK)	179,950

Marine - 0.4%
30	AP Moller-Maersk AS (DE)	257,722

Movies & Entertainment - 0.9%
15,045	Vivendi Universal SA (FR)	516,693

Multi-Line Insurance - 1.0%
11,979	Aviva PLC (UK)	166,387
2,923	Baloise Holding Limited (SZ)	208,401
856	Zurich Financial Services AG (SZ)	201,082
		575,870

Office Electronics - 1.1%
9,300	Canon, Inc. (JA)	615,523

Oil & Gas Equipment & Services - 0.3%
4,000	Trican Well Service Limited (CA)*	182,379

Oil & Gas Exploration & Production - 1.1%
14,383	Eni SPA (IT)	409,250
1,560	Norsk Hydro ASA (NW)	216,138
		625,388

Other Diversified Financial Services - 1.6%
17,952	ING Groep NV (NE)	709,204
5,600	Sun Life Financial, Inc. (CA)	238,068
		947,272

Packaged Foods & Meats - 0.4%
812	Nestle SA Registered (SZ)	241,040

Paper Packaging - 0.2%
17,500	Rengo Company Limited (JA)	135,450

Pharmaceuticals - 6.3%
6,400	Astellas Pharma, Inc. (JA)	243,059
9,059	AstraZeneca Group PLC (UK)	456,412
5,400	Eisai Company Limited (JA)	235,361
16,800	GlaxoSmithKline PLC (UK)	439,263
4,606	Novartis AG (SZ)	256,144
6,520	Novo Nordisk AS Class B (DE)	405,528
3,045	Roche Holding AG (SZ)	453,352
6,589	Sanofi-Aventis (FR)	626,801
1,663	Schering AG (GE)	172,870
7,500	Takeda Pharmaceuticals Company Limited (JA)	427,570
		3,716,360

Semiconductor Equipment - 0.6%
1,200	Advantest Corporation (JA)	143,042
3,100	Tokyo Electron Limited (JA)	213,866
		356,908

Semiconductors - 0.3%
9,600	ATI Technologies, Inc. (CA)*	164,726

Soft Drinks - 0.5%
9,100	Coca-Cola Hellenic Bottling Company SA (GR)	282,748

Steel - 0.6%
5,400	JFE Holdings, Inc. (JA)	217,927
4,849	ThyssenKrupp AG (GE)	139,911
		357,838

Tires & Rubber - 0.9%
4,691	Continental AG (GE)	517,590

Tobacco - 0.9%
21,303	British American Tobacco PLC (UK)	515,920

Trading Companies & Distributors - 1.8%
32,800	Mitsubishi Corporation (JA)	746,848
22,000	Mitsui & Company Limited (JA)	318,131
		1,064,979

Wireless Telecommunication Services - 1.6%
5,562	Bouygues SA (FR)	295,557
84,600	China Mobile (Hong Kong) Limited (HK)	444,305
88,288	Vodafone Group PLC (UK)	184,828
		924,690

Total Common Stocks (Foreign)		29,822,280
(Cost - $21,602,152)

Preferred Stocks (Foreign) - 0.4%
Healthcare Equipment - 0.4%
1,141	Fresenius AG Preferred (GE)	204,985

Total Preferred Stocks (Foreign)		204,985
(Cost - $140,876)

Principal Amount		Amortized Cost

Corporate Short-Term Notes - 1.0%
Diversified Capital Markets - 1.0%
$600,000	UBS Finance LLC 4.83% 4/3/06	$599,839

Total Corporate Short-Term Notes		599,839
(Amortized Cost - $599,839)

Total Investments - 100.7%		59,261,732
(Total Cost - $47,696,082)
Other Assets and Liabilities - (0.7%)		(402,423)
Net Assets - 100.0%		$58,859,309

NOTES TO STATEMENT OF INVESTMENTS

* Non-income producing.

Guide to Understanding Foreign Holdings
The following abbreviations are used throughout the Statement of Investments to indicate the country of origin on non-U.S. holdings.

AU Australia	IT Italy
AT Austria	JA Japan
BE Belgium	KR South Korea
CA Canada	NE Netherlands
DE Denmark	NW Norway
FI Finland	PT Portugal
FR France	SG Singapore
GE Germany	SP Spain
GR Greece	SW Sweden
HK Hong Kong	SZ Switzerland
IE Ireland	UK United Kingdom

Federal Tax Information

At March 31, 2006, the federal tax cost of the Fund's investments was $47,904,796. The gross tax appreciation was $11,590,214 and the gross tax depreciation was $233,278, resulting in net tax appreciation of $11,356,936.

Security Valuations

A domestic equity security listed or traded on a securities exchange or in the over-the-counter market is valued at its last sale price on the exchange or market where it is principally traded or, in the case of a security traded on Nasdaq, at its official closing price. Lacking any sales on that day, the security is valued at the current closing bid price, or by quotes from dealers making a market in the security if the closing bid price is not available, or in the case of written call options, at the mean between the highest bid and lowest asked quotations obtained from at least two securities dealers.

A foreign equity security traded on a foreign exchange is valued at the last quoted official closing price available before the time when the Fund's assets are valued, or at the last quoted sales price if the exchange does not provide an official closing price or if the foreign market has not yet closed. Lacking any sales that day, the security is valued at the current closing bid price, or by quotes from dealers making a market in the security if the closing bid price is not available. New York closing exchange rates are used to convert foreign currencies to U.S. dollars.

A debt security with a remaining maturity greater than 60 days at the time of purchase is valued in accordance with the evaluated bid price supplied by a pricing service approved by the Company's board of directors or, if such price is not available, at the mean between the highest bid and lowest asked quotations obtained from at least two securities dealers. A debt security with a remaining maturity of 60 days or less at the time of purchase is valued at amortized cost, which approximates market value, unless it is determined that amortized cost would not represent market value, in which case the securities would be marked to market. The Fund amortizes premiums and discounts on all debt securities.

If market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value, securities will be valued at their fair value as determined in good faith by the Company's board of directors or pursuant to procedures approved by the board of directors. These situations may include instances where an event occurs after the close of the market on which a security is traded but before the Fund calculates its net asset value, and it is determined that the event has materially affected the value of the security. Fair value of foreign equity securities may be determined with the assistance of a pricing service using correlations between the movement of prices of foreign securities and indexes of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs and futures contracts.

Using fair value to price securities requires the use of estimates, and as such, may result in a value that is different from a security's most recent closing price and from the prices used by other mutual funds to calculate their net asset values. In addition, it is possible that the fair value determined for a security may be different from the value that may be realized upon the security's sale, and that these differences may be material to the net asset value of the Fund.

Item 2. Controls and Procedures

(a) Based on an evaluation of the Disclosure Controls and Procedures of Dreyfus Founders Funds, Inc. (the “Funds”) as of a date within 90 days of the filing date of this report, the Funds’ Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) have concluded that the Funds’ Disclosure Controls and Procedures are effectively designed to ensure that information required to be disclosed in this report is recorded, processed, summarized, and reported within required time periods, and accumulated and communicated to the Funds’ management, including the Funds’ PEO and PFO, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) During the quarter ended March 31, 2006, there has been no change in the Funds’ internal control over financial reporting that has materially affected, or that is reasonably likely to materially affect, the Funds’ internal control over financial reporting.

Item 3. Exhibit Attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS FOUNDERS FUNDS, INC.
By:	/s/Stephen E. Canter
Stephen E. Canter, President

Date:	May 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephen E. Canter
Stephen E. Canter, Principal Executive Officer

Date:	May 22, 2006

By:	/s/Robert T. Kelly
Robert T. Kelly, Principal Financial Officer

Date:	May 22, 2006